                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                        POST-EFFECTIVE AMENDMENT NO.  9    [X]


            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                     OF 1940


                        AMENDMENT NO. 9                    [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                       AMERICAN HERITAGE GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 1370 AVENUE OF THE AMERICAS, NEW YORK, NY        10019
           --------------------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)       (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 212-397-3900
                                                   ------------

JONATHAN B. REISMAN, 5100 TOWN CENTER CIRCLE, BOCA RATON, FL 33486
------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


[ ]   IMMEDIATELY UPON FILING PURSUANT TO    [ ] ON (DATE) PURSUANT TO PARAGRAPH
       PARAGRAPH (b)                              (b)

[X]   60 DAYS AFTER FILING PURSUANT TO       [ ] ON (DATE) PURSUANT TO PARAGRAPH
      PARAGRAPH (a)(1)                            (a)(1)

[ ]   75 DAYS AFTER FILING PURSUANT TO       [ ] ON (DATE) PURSUANT TO PARAGRAPH
      PARAGRAPH (a)(1)                            (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                     PART A

                       AMERICAN HERITAGE GROWTH FUND, INC.

                                   PROSPECTUS

                                   ----------


           We are a no-load mutual fund which seeks growth of capital.



AS WITH ALL MUTUAL FUNDS, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 *_______*, 2000

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY..........................................................3

INVESTMENT OBJECTIVE AND PRINCIPALINVESTMENT STRATEGIES......................7

FINANCIAL HIGHLIGHTS.........................................................8

MANAGEMENT'S DISCUSSION OF OUR PERFORMANCE...................................8

MANAGEMENT...................................................................8

PRICING OF SHARES............................................................9


PROCEDURES FOR BUYING SHARES.................................................9



PROCEDURES FOR REDEEMING SHARES.............................................10


DISTRIBUTIONS AND TAXES.....................................................11

SHAREHOLDER SERVICES........................................................11

CUSTODIAN AND TRANSFER AGENT................................................12

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE


Our objective is to obtain growth of capital by investing primarily in common stocks and securities convertible into or exchangeable for common stock.


PRINCIPAL INVESTMENT STRATEGIES

We invest in companies with medium and large market capitalizations which we believe have greater than average potential for capital growth. We also intend to continue to invest in small and virtually unknown companies, including companies that have never earned a profit.


Fundamental analysis plays the most important role in choosing the stocks that we decide to purchase. We review both the available financial data as well as the experience of the management. In the case of lesser known companies, we often meet with their management before we make a positive investment decision. We make our assessment of the growth potential of individual companies after our review.



We generally identify companies as potential investments based upon our belief in their future growth potential and the actual share price. Our intention is to identify companies which promise a price appreciation over the following 12 months of at least 20%. We also consider companies that have fallen out of favor and might not immediately recover to previous levels.


PRINCIPAL RISKS


Investing in securities is inherently risky, and there is no guarantee that we will achieve our investment objective. In fact, you could lose money by investing in us. The principal risks include:


- MARKET RISKS. The price of particular securities may fall because of declines in the stock market regardless of the success of individual companies' businesses.


- Risks Related to Unlisted Securities. We may invest in securities not listed in the Standard and Poor's 500 Index. These securities may perform poorly and the Standard and Poor's 500 Index as well as other recognized indices may outperform us.



- UNDERVALUED SECURITIES. We may purchase securities that we believe the market undervalues in relation to their actual worth. We assume that the market will ultimately recognize the actual worth of these companies, thus causing their stock prices to rise. The market may, however, indefinitely undervalue these securities, causing their prices to remain the same or decline. In addition, our belief that the securities are undervalued may be incorrect.


- SECURITIES PAYING LITTLE OR NO DIVIDENDS. We often purchase the securities of companies that expect their earnings to rise and which pay little, if any, dividends. Those securities are risky because their stock prices often decline in market downturns.


- SPECULATIVE SECURITIES. From time to time we purchase securities issued by companies which are speculative. These securities may lose all or substantially all their value. In addition, because earnings, if any, tend to be less predictable, market prices are more volatile and the speculative securities less liquid than those of larger, more established companies. In the case of speculative debt securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Speculative debt securities may include obligations of issuers that are in default or in bankruptcy when we believe that the prospect of capital appreciation outweighs the risk of investment. The risk of investing in those securities, as well as other debt securities, can be substantial because their value is based upon the ability of the issuer to make all required payments of interest and principal.


- MONEY MARKET SECURITIES. Under adverse market conditions, we could invest some or all of our assets in money market securities. Although we would do so only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.


- EXPENSES. Because of our extremely small size, our aggregate annual operating expenses as a percentage of our net assets may be substantially higher than those of most other mutual funds. Prior to November 5, 1999, our investment advisor was required to reimburse us to the extent that those expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and a portion of our custodian fees attributable to investments in foreign countries, exceeded 2.5% of our average net assets. Our investment advisor does not intend to reimburse us for any expenses incurred by us since that date.


- SHORT TERM TRADING. This practice may increase capital gains distributions, which in turn would increase your tax liability. Frequent trading will also increase our transaction costs, which may reduce our investment performance.


       CHANGE IN MARKET PHILOSOPHY. Our principal investment strategies may fall out of favor in the securities markets which would adversely affect our performance.


        An investment in our shares is not a complete investment program.

PAST PERFORMANCE


The bar chart and performance table below illustrate some of the risks of investing in our shares. The bar chart shows the changes in our performance from year to year since January 1, 1995 to December 31, 1999. The performance table shows how our total return for calendar year ended December 31, 1999 and average annual total return the five calendar years ended December 31, 1999 and from May 25, 1994 , the date we began our operations, through December 31, 1999 compared with those of the Standard and Poor's 500 Index, a broad measure of market performance. When you review the chart and table, be aware that past investment performance does not necessarily indicate how we will perform in the future.



                  ANNUAL TOTAL RETURNS FOR EACH CALENDAR YEAR
       1995                    24.21%
       1996                    -1.03%
       1997                    -2.71%
       1998                   -13.02%
       1999                    25.33%

                ANNUAL TOTAL RETURNS FOR EACH FULL CALENDAR YEAR


During the periods shown above, our best quarter ended on December 31, 1998 when we had a return of approximately 20% and our worst quarter ended on September 30, 1998 when we had a return of approximately -31%. Our total return from January 1, 2000 to March 31, 2000 was approximately 14%.



                          AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------------------------------------
                                      ONE YEAR                  FIVE YEARS                  LIFE OF THE FUND
                                 -----------------------------------------------------------------------------
                                     Year Ended              Five years Ended                May 25, 1994 to
                                  December 31, 1999            December 31,                 December 31, 1999
                                                                  1999
--------------------------------------------------------------------------------------------------------------
         Fund                           25.3%                     5.4%                           7.7%
--------------------------------------------------------------------------------------------------------------
        S&P 500                         21.0%                    28.8%                          25.8%
--------------------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND EXPENSES


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD OUR SHARES.


SHAREHOLDER FEES
              (fees paid directly from your investment)

      Maximum sales charge (load) imposed on purchases
              (as a percentage of offering price)                      None

      Maximum deferred sales charge (load)
              (as a percentage of offering price)                      None

      Maximum sales charge (load) imposed on reinvested
              dividends (as a percentage of offering price)            None

      Redemption fee (as a percentage of amount redeemed)              None

      Exchange fee                                                     None



ANNUAL FUND OPERATING EXPENSES
              (expenses deducted from Fund assets)

      Management fees                                                  1.25% (1)

      Distribution (12b-1) and service fees                               None


      Other expenses

                                                                          6% (2)

              Total annual Fund operating expenses                        6% (2)


------------


(1) Our investment advisor has agreed to waive any investment advisory fees to the extent that our operating expenses exceed 2.5% of our average net assets after giving effect to the payment of the fee.



(2) Prior to November 5, 1999, our investment advisor was required to reimburse us to the extent that our aggregate annual operating expenses as a percentage of our net assets, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and a portion of our custodian fees attributable to investments in foreign countries, exceeded 2.5% of our average net assets. Therefore, we have estimated our future total annual Fund operating expenses. We cannot assure you that our future annual expenses will not significantly exceed the amount that we have estimated. The estimated expenses do not include a management fee because of the waiver described in Note (1) above.



EXAMPLE

The example below is intended to help you compare the cost of investing in our shares with the cost of investing in other mutual funds. The example assumes that:

-      you invest $10,000 for the time periods indicated;

-      you redeem all your shares at the end of those time periods;

-      your investment has a 5% return each year; and

-      our operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


---------------------------------------------------------------------------------------------
  Number             1                    3                      5                      10
 of Years
---------------------------------------------------------------------------------------------
                    $630               $1,866                 $3,069                  $5,944
---------------------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVE AND PRINCIPAL

                              INVESTMENT STRATEGIES



Our investment objective is to obtain growth of capital. Our investment objective cannot be changed without shareholder approval. Although we use income to evaluate our investments, we do not invest for income. We seek capital appreciation by investing primarily in companies that we believe have above average potential for growth or whose securities are undervalued in the market.



Under normal circumstances, more than 80% of the value of our assets, other than cash and cash equivalents, will consist of common stocks and securities convertible into or exchangeable for common stocks such as convertible preferred stocks and convertible debt securities. We intend to invest primarily in securities issued by companies with medium and large market capitalizations. We also intend to continue to make speculative investments in small and virtually unknown companies, including companies that have never earned a profit.



Although not one of our principal investment strategies, we may invest in non-convertible preferred stocks and debt securities, such as corporate bonds and debentures and securities issued by the United States Government and its instrumentalities, when they are believed to offer opportunities for growth of capital or are desirable in the light of prevailing market or economic conditions. Debt securities we purchase may not be "investment grade." Debt securities in the lowest category of investment grade debt may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Debt securities which are not "investment grade"may include obligations of issuers that are in default or in bankruptcy. Naturally, the risk of investing in those securities, as well as other debt securities, can be substantial because their value is based upon the ability of the issuer to make all required payments of interest and principal. Generally, debt securities which we believe to offer opportunities for growth of capital, including securities referred to as "junk bonds," may be purchased by us when we believe (a) interest rates will decline and, therefore, the value of the debt securities will increase, or (b) their market value is likely to appreciate due to factors affecting specific issuers.



We may engage in active, extensive and frequent trading.


We buy securities based upon our belief that the market has undervalued them in relation to their actual worth or because of the potential growth of the issuer of the securities. We often blend both approaches in making our selections. In determining which securities to sell, we select securities which we believe will not yield performance we seek based primarily upon the foregoing criteria.

We may, from time to time, take temporary defensive positions that are inconsistent with our principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. During any time that we take a defensive position, we may not achieve our investment objective. Although we normally invest according to our investment strategy, we may invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. We have taken defensive positions for relatively long periods of time.

The value of our investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Although we may use various investment techniques to hedge a portion of our risks, we cannot assure you that these techniques will work as we intend. We seek to spread investment risk by diversifying our holdings among many companies and industries. When you sell or redeem your shares, they may be worth more or less than what you paid for them.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand our financial performance for the period of our operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that as investor would have earned or lost on an investment in our shares (assuming reinvestment of all dividends and distributions). This information has been audited by Mathieson Aitken Jemison, LLP, whose report, along with our financial statements, are included in our annual report, which is available upon request.



                                                          For the          For the           For the           For the
                                                        year ended        year ended       year ended         year ended
                                                        January 31,      January 31,       January 31,       January 31,
                                                            2000            1999              1998              1997
Net asset value, beginning of the period                   $0.13           $0.14             $0.16             $1.66
Income from investment operations
        Net investment income                               0.00            0.00              0.00              0.24
        Net losses on securities ( both realized
        and unrealized)                                     0.03           (0.01)            (0.01)            (0.32)
                                                           -----           -----             -----             -----
Total from investment operations                            0.03           (0.01)            (0.01)            (0.08)
Less distributions:
        Dividends (from net investment income)              0.00            0.00             (0.01)            (1.42)
        Distributions (from net realized gains on
        investments)                                        0.00            0.00              0.00              0.00
        Returns of capital                                  0.00            0.00              0.00              0.00
                                                           -----           -----             -----             -----
Total Distributions                                         0.00            0.00             (0.01)            (1.42)
                                                           -----           -----             -----             -----
Net asset value, end of period                             $0.16           $0.13             $0.14             $0.16
                                                           =====           =====             =====             =====

Total return                                              23.08%          (7.14)%            (9.00)%           (4.66)%
Net assets, end of period                              $663,826         $870,880        $1,162,294         $2,240,860
Ratio of expenses to average net assets                    4.83%            2.50%              2.67%             2.81%
Ratio of net income (loss) to average net assets         (3.18)%           (.94)%            (1.25)%            25.97%
Portfolio turnover rate                                  418.34%          274.25%            172.20%         1,378.14%


                                                           For the            For the period
                                                          year ended       from May 25, 1994**
                                                         January 31,       through January 31,
                                                            1996                  1995
Net asset value, beginning of the period                   $3.57                  $5.00
Income from investment operations
        Net investment income                               1.51                   2.17
        Net losses on securities ( both realized
        and unrealized)                                    (0.69)                 (1.24)
                                                           -----                  -----
Total from investment operations                            0.82                   0.93
Less distributions:
        Dividends (from net investment income)             (2.73)                 (2.36)
        Distributions (from net realized gains on
        investments)                                        0.00                   0.00
        Returns of capital                                  0.00                   0.00
                                                           -----                  -----
Total Distributions                                        (2.73)                 (2.36)
                                                           -----                  -----
Net asset value, end of period                             $1.66                  $3.57
                                                           =====                  =====

Total return                                                29.48%                30.42%  *
Net assets, end of period                              $4,932,970            $3,898,560
Ratio of expenses to average net assets                      2.62%                 2.50%  *
Ratio of net income (loss) to average net assets            44.46%                63.52%  *
Portfolio turnover rate                                  4,262.64%             3,213.89%

*    Annualized

**   Commencement of Operations


                   MANAGEMENT'S DISCUSSION OF OUR PERFORMANCE


During our fiscal year ended January 31, 2000, the factors that materially affected our performance were our focus on certain industry sectors and modest sector rotation during that year.


                 COMPARISON OF A $10,000 INVESTMENT IN THE FUND
                  TO THE SAME INVESTMENT IN THE S&P 500 INDEX


                AMERICAN
                HERITAGE
  DATE         GROWTH FUND     S&P 500 INDEX
25-May-94     $10,000       $10,000.00
26-May-94     $10,000       $10,015.78
27-May-94     $10,000       $10,023.67
28-May-94     $10,000       $10,023.67
29-May-94     $10,000       $10,023.67
30-May-94     $10,000       $10,023.67
31-May-94     $10,000       $10,005.91
01-Jun-94     $10,000       $10,031.25
02-Jun-94     $10,000       $10,034.03
03-Jun-94     $10,000       $10,088.91
04-Jun-94     $10,000       $10,088.91
05-Jun-94     $10,000       $10,088.91
06-Jun-94     $10,000       $10,063.61
07-Jun-94     $10,000       $10,049.49
08-Jun-94     $10,000       $10,024.40
09-Jun-94     $10,000       $10,046.59
10-Jun-94     $10,000       $10,064.45
11-Jun-94     $10,000       $10,064.45
12-Jun-94     $10,000       $10,064.45
13-Jun-94     $10,000       $10,074.35
14-Jun-94     $10,000       $10,146.61
15-Jun-94     $10,100       $10,108.49
16-Jun-94     $10,100       $10,138.16
17-Jun-94     $10,100       $10,061.79
18-Jun-94     $10,100       $10,061.79
19-Jun-94     $10,100       $10,061.79
20-Jun-94     $10,100        $9,996.76
21-Jun-94     $10,100        $9,905.98
22-Jun-94     $10,100        $9,944.43
23-Jun-94     $10,100        $9,868.56
24-Jun-94     $10,100        $9,722.98
25-Jun-94     $10,100        $9,722.98
26-Jun-94     $10,100        $9,722.98
27-Jun-94     $10,100        $9,823.30
28-Jun-94     $10,100        $9,798.55
29-Jun-94     $10,100        $9,833.81
30-Jun-94     $10,100        $9,760.43
01-Jul-94     $10,100        $9,805.05
02-Jul-94     $10,100        $9,805.05
03-Jul-94     $10,100        $9,805.05
04-Jul-94     $10,100        $9,805.05
05-Jul-94     $10,100        $9,811.49
06-Jul-94     $10,100        $9,806.48
07-Jul-94     $10,120        $9,855.94
08-Jul-94     $10,140        $9,881.66
09-Jul-94     $10,140        $9,881.66
10-Jul-94     $10,140        $9,881.66
11-Jul-94     $10,160        $9,882.86
12-Jul-94     $10,160        $9,847.73
13-Jul-94     $10,160        $9,864.88
14-Jul-94     $10,180        $9,968.82
15-Jul-94     $10,220        $9,985.31
16-Jul-94     $10,220        $9,985.31
17-Jul-94     $10,220        $9,985.31
18-Jul-94     $10,200       $10,009.65
19-Jul-94     $10,160        $9,980.14
20-Jul-94     $10,140        $9,930.45
21-Jul-94     $10,200        $9,952.66
22-Jul-94     $10,480        $9,963.65
23-Jul-94     $10,480        $9,963.65
24-Jul-94     $10,480        $9,963.65
25-Jul-94     $10,480        $9,990.48
26-Jul-94     $10,600        $9,972.00
27-Jul-94     $10,640        $9,955.33
28-Jul-94     $10,660        $9,992.07
29-Jul-94     $10,720       $10,080.93
30-Jul-94     $10,720       $10,080.93
31-Jul-94     $10,720       $10,080.93
01-Aug-94     $10,720       $10,144.14
02-Aug-94     $10,720       $10,137.47
03-Aug-94     $10,720       $10,157.68
04-Aug-94     $10,680       $10,093.20
05-Aug-94     $10,700       $10,064.69
06-Aug-94     $10,700       $10,064.69
07-Aug-94     $10,700       $10,064.69
08-Aug-94     $10,720       $10,084.55
09-Aug-94     $10,740       $10,090.06
10-Aug-94     $10,780       $10,143.47
11-Aug-94     $10,740       $10,112.62
12-Aug-94     $10,780       $10,180.87
13-Aug-94     $10,780       $10,180.87
14-Aug-94     $10,780       $10,180.87
15-Aug-94     $10,760       $10,168.13
16-Aug-94     $10,740       $10,253.07
17-Aug-94     $10,720       $10,257.08
18-Aug-94     $10,680       $10,213.36
19-Aug-94     $10,700       $10,224.91
20-Aug-94     $10,700       $10,224.91
21-Aug-94     $10,700       $10,224.91
22-Aug-94     $10,680       $10,195.96
23-Aug-94     $10,800       $10,244.61
24-Aug-94     $10,900       $10,344.91
25-Aug-94     $10,900       $10,325.48
26-Aug-94     $10,960       $10,454.00
27-Aug-94     $10,960       $10,454.00
28-Aug-94     $10,960       $10,454.00
29-Aug-94     $11,000       $10,473.37
30-Aug-94     $11,020       $10,506.67
31-Aug-94     $10,960       $10,494.47
01-Sep-94     $10,960       $10,444.79
02-Sep-94     $10,940       $10,399.74
03-Sep-94     $10,940       $10,399.74
04-Sep-94     $10,940       $10,399.74
05-Sep-94     $10,940       $10,399.74
06-Sep-94     $10,980       $10,419.43
07-Sep-94     $10,980       $10,400.37
08-Sep-94     $11,020       $10,448.20
09-Sep-94     $10,960       $10,343.31
10-Sep-94     $10,960       $10,343.31
11-Sep-94     $10,960       $10,343.31
12-Sep-94     $10,960       $10,300.43
13-Sep-94     $11,060       $10,329.79
14-Sep-94     $11,080       $10,358.10
15-Sep-94     $11,180       $10,491.68
16-Sep-94     $11,200       $10,411.69
17-Sep-94     $11,200       $10,411.69
18-Sep-94     $11,200       $10,411.69
19-Sep-94     $11,180       $10,408.31
20-Sep-94     $11,200       $10,243.18
21-Sep-94     $11,200       $10,201.32
22-Sep-94     $11,200       $10,197.11
23-Sep-94     $11,220       $10,161.79
24-Sep-94     $11,220       $10,161.79
25-Sep-94     $11,220       $10,161.79
26-Sep-94     $11,180       $10,193.82
27-Sep-94     $11,260       $10,221.25
28-Sep-94     $11,420       $10,282.37
29-Sep-94     $11,380       $10,227.05
30-Sep-94     $11,400       $10,238.07
01-Oct-94     $11,400       $10,238.07
02-Oct-94     $11,400       $10,238.07
03-Oct-94     $11,360       $10,220.23
04-Oct-94     $11,260       $10,064.32
05-Oct-94     $11,220       $10,040.63
06-Oct-94     $11,160       $10,015.08
07-Oct-94     $11,200       $10,076.87
08-Oct-94     $11,200       $10,076.87
09-Oct-94     $11,200       $10,076.87
10-Oct-94     $11,240       $10,164.11
11-Oct-94     $11,320       $10,313.93
12-Oct-94     $11,340       $10,306.84
13-Oct-94     $11,380       $10,358.21
14-Oct-94     $11,420       $10,388.19
15-Oct-94     $11,420       $10,388.19
16-Oct-94     $11,420       $10,388.19
17-Oct-94     $11,440       $10,386.07
18-Oct-94     $11,420       $10,357.52
19-Oct-94     $11,460       $10,415.72
20-Oct-94     $11,440       $10,339.76
21-Oct-94     $11,420       $10,296.35
22-Oct-94     $11,420       $10,296.35
23-Oct-94     $11,420       $10,296.35
24-Oct-94     $11,380       $10,207.22
25-Oct-94     $11,360       $10,223.77
26-Oct-94     $11,400       $10,249.13
27-Oct-94     $11,440       $10,320.91
28-Oct-94     $11,500       $10,496.87
29-Oct-94     $11,500       $10,496.87
30-Oct-94     $11,500       $10,496.87
31-Oct-94     $11,440       $10,467.62
01-Nov-94     $11,440       $10,383.17
02-Nov-94     $11,600       $10,341.90
03-Nov-94     $11,600       $10,374.37
04-Nov-94     $11,580       $10,254.53
05-Nov-94     $11,580       $10,254.53
06-Nov-94     $11,580       $10,254.53
07-Nov-94     $11,560       $10,274.94
08-Nov-94     $11,560       $10,334.96
09-Nov-94     $11,560       $10,330.86
10-Nov-94     $11,540       $10,307.66
11-Nov-94     $11,560       $10,263.27
12-Nov-94     $11,560       $10,263.27
13-Nov-94     $11,560       $10,263.27
14-Nov-94     $11,520       $10,347.69
15-Nov-94     $11,520       $10,325.70
16-Nov-94     $11,520       $10,340.67
17-Nov-94     $11,500       $10,295.59
18-Nov-94     $11,540       $10,250.90
19-Nov-94     $11,540       $10,250.90
20-Nov-94     $11,540       $10,250.90
21-Nov-94     $11,600       $10,180.68
22-Nov-94     $11,600        $9,998.37
23-Nov-94     $11,600        $9,996.42
24-Nov-94     $11,600        $9,996.42
25-Nov-94     $11,600       $10,052.60
26-Nov-94     $11,600       $10,052.60
27-Nov-94     $11,600       $10,052.60
28-Nov-94     $11,580       $10,096.06
29-Nov-94     $11,620       $10,119.02
30-Nov-94     $11,560       $10,086.41
01-Dec-94     $11,540        $9,982.18
02-Dec-94     $11,560       $10,081.09
03-Dec-94     $11,560       $10,081.09
04-Dec-94     $11,560       $10,081.09
05-Dec-94     $11,560       $10,083.47
06-Dec-94     $11,560       $10,078.93
07-Dec-94     $11,560       $10,037.42
08-Dec-94     $11,560        $9,909.23
09-Dec-94     $11,560        $9,947.31
10-Dec-94     $11,560        $9,947.31
11-Dec-94     $11,560        $9,947.31
12-Dec-94     $11,560       $10,003.80
13-Dec-94     $11,540       $10,019.64
14-Dec-94     $11,520       $10,127.13
15-Dec-94     $11,520       $10,136.39
16-Dec-94     $11,522       $10,213.32
17-Dec-94     $11,522       $10,213.32
18-Dec-94     $11,522       $10,213.32
19-Dec-94     $11,522       $10,193.82
20-Dec-94     $11,522       $10,176.28
21-Dec-94     $11,522       $10,232.34
22-Dec-94     $11,489       $10,233.98
23-Dec-94     $11,590       $10,244.98
24-Dec-94     $11,590       $10,244.98
25-Dec-94     $11,590       $10,244.98
26-Dec-94     $11,590       $10,244.98
27-Dec-94     $11,590       $10,304.07
28-Dec-94     $11,556       $10,268.20
29-Dec-94     $11,522       $10,275.57
30-Dec-94     $11,624       $10,236.02
31-Dec-94     $11,624       $10,236.02
01-Jan-95     $11,624       $10,236.02
02-Jan-95     $11,624       $10,236.02
03-Jan-95     $11,624       $10,232.74
04-Jan-95     $11,624       $10,271.33
05-Jan-95     $11,624       $10,264.30
06-Jan-95     $11,590       $10,271.93
07-Jan-95     $11,590       $10,271.93
08-Jan-95     $11,590       $10,271.93
09-Jan-95     $11,658       $10,276.50
10-Jan-95     $11,590       $10,295.54
11-Jan-95     $11,658       $10,295.32
12-Jan-95     $11,692       $10,294.65
13-Jan-95     $11,726       $10,393.15
14-Jan-95     $11,726       $10,393.15
15-Jan-95     $11,726       $10,393.15
16-Jan-95     $11,726       $10,469.21
17-Jan-95     $11,726       $10,484.42
18-Jan-95     $11,726       $10,476.97
19-Jan-95     $11,692       $10,415.59
20-Jan-95     $11,692       $10,367.18
21-Jan-95     $11,692       $10,367.18
22-Jan-95     $11,692       $10,367.18
23-Jan-95     $11,760       $10,390.94
24-Jan-95     $11,726       $10,392.81
25-Jan-95     $11,726       $10,429.62
26-Jan-95     $11,726       $10,449.66
27-Jan-95     $11,929       $10,495.96
28-Jan-95     $11,929       $10,495.96
29-Jan-95     $11,929       $10,495.96
30-Jan-95     $11,963       $10,456.00
31-Jan-95     $12,099       $10,501.48
01-Feb-95     $12,099       $10,501.68
02-Feb-95     $12,200       $10,556.73
03-Feb-95     $12,268       $10,688.34
04-Feb-95     $12,268       $10,688.34
05-Feb-95     $12,268       $10,688.34
06-Feb-95     $12,302       $10,749.12
07-Feb-95     $12,302       $10,742.80
08-Feb-95     $12,268       $10,752.32
09-Feb-95     $12,268       $10,732.27
10-Feb-95     $12,234       $10,762.69
11-Feb-95     $12,234       $10,762.69
12-Feb-95     $12,234       $10,762.69
13-Feb-95     $12,234       $10,769.55
14-Feb-95     $12,166       $10,791.69
15-Feb-95     $12,132       $10,837.20
16-Feb-95     $12,200       $10,852.52
17-Feb-95     $12,166       $10,782.00
18-Feb-95     $12,166       $10,782.00
19-Feb-95     $12,166       $10,782.00
20-Feb-95     $12,166       $10,782.00
21-Feb-95     $12,132       $10,799.23
22-Feb-95     $12,099       $10,853.21
23-Feb-95     $12,132       $10,896.79
24-Feb-95     $12,132       $10,927.43
25-Feb-95     $12,132       $10,927.43
26-Feb-95     $12,132       $10,927.43
27-Feb-95     $12,099       $10,830.10
28-Feb-95     $12,132       $10,910.73
01-Mar-95     $12,065       $10,874.91
02-Mar-95     $12,099       $10,863.67
03-Mar-95     $12,099       $10,872.38
04-Mar-95     $12,099       $10,872.38
05-Mar-95     $12,099       $10,872.38
06-Mar-95     $12,065       $10,879.08
07-Mar-95     $12,065       $10,800.99
08-Mar-95     $12,031       $10,823.95
09-Mar-95     $12,065       $10,829.98
10-Mar-95     $12,099       $10,973.81
11-Mar-95     $12,099       $10,973.81
12-Mar-95     $12,099       $10,973.81
13-Mar-95     $12,132       $10,985.31
14-Mar-95     $12,132       $11,049.40
15-Mar-95     $12,166       $11,027.39
16-Mar-95     $12,200       $11,107.24
17-Mar-95     $12,200       $11,109.87
18-Mar-95     $12,200       $11,109.87
19-Mar-95     $12,200       $11,109.87
20-Mar-95     $12,166       $11,123.79
21-Mar-95     $12,200       $11,100.00
22-Mar-95     $12,200       $11,113.50
23-Mar-95     $12,234       $11,119.78
24-Mar-95     $12,302       $11,232.38
25-Mar-95     $12,302       $11,232.38
26-Mar-95     $12,302       $11,232.38
27-Mar-95     $12,336       $11,287.24
28-Mar-95     $12,370       $11,303.05
29-Mar-95     $12,268       $11,285.58
30-Mar-95     $12,268       $11,266.22
31-Mar-95     $11,963       $11,232.68
01-Apr-95     $11,963       $11,232.68
02-Apr-95     $11,963       $11,232.68
03-Apr-95     $12,065       $11,260.50
04-Apr-95     $12,166       $11,339.53
05-Apr-95     $12,166       $11,349.11
06-Apr-95     $12,268       $11,360.56
07-Apr-95     $12,268       $11,369.25
08-Apr-95     $12,268       $11,369.25
09-Apr-95     $12,268       $11,369.25
10-Apr-95     $12,336       $11,382.90
11-Apr-95     $12,302       $11,349.67
12-Apr-95     $12,268       $11,387.41
13-Apr-95     $12,234       $11,433.75
14-Apr-95     $12,234       $11,433.75
15-Apr-95     $12,234       $11,433.75
16-Apr-95     $12,234       $11,433.75
17-Apr-95     $12,166       $11,365.36
18-Apr-95     $12,166       $11,348.68
19-Apr-95     $12,099       $11,338.77
20-Apr-95     $12,132       $11,347.08
21-Apr-95     $12,166       $11,418.94
22-Apr-95     $12,166       $11,418.94
23-Apr-95     $12,166       $11,418.94
24-Apr-95     $12,166       $11,520.11
25-Apr-95     $12,234       $11,504.88
26-Apr-95     $12,166       $11,517.30
27-Apr-95     $12,234       $11,537.30
28-Apr-95     $12,302       $11,563.45
29-Apr-95     $12,302       $11,563.45
30-Apr-95     $12,302       $11,563.45
01-May-95     $12,302       $11,556.13
02-May-95     $12,370       $11,571.41
03-May-95     $12,505       $11,698.23
04-May-95     $12,505       $11,703.20
05-May-95     $12,437       $11,694.68
06-May-95     $12,437       $11,694.68
07-May-95     $12,437       $11,694.68
08-May-95     $12,505       $11,784.93
09-May-95     $12,641       $11,780.66
10-May-95     $12,607       $11,799.76
11-May-95     $12,607       $11,801.70
12-May-95     $12,607       $11,828.57
13-May-95     $12,607       $11,828.57
14-May-95     $12,607       $11,828.57
15-May-95     $12,573       $11,881.08
16-May-95     $12,573       $11,892.92
17-May-95     $12,539       $11,867.79
18-May-95     $12,404       $11,699.98
19-May-95     $12,404       $11,696.62
20-May-95     $12,404       $11,696.62
21-May-95     $12,404       $11,696.62
22-May-95     $12,471       $11,798.25
23-May-95     $12,471       $11,910.02
24-May-95     $12,471       $11,911.64
25-May-95     $12,505       $11,914.33
26-May-95     $12,336       $11,805.05
27-May-95     $12,336       $11,805.05
28-May-95     $12,336       $11,805.05
29-May-95     $12,336       $11,805.05
30-May-95     $12,234       $11,804.04
31-May-95     $12,404       $12,025.63
01-Jun-95     $12,437       $12,028.72
02-Jun-95     $12,437       $12,008.59
03-Jun-95     $12,437       $12,008.59
04-Jun-95     $12,437       $12,008.59
05-Jun-95     $12,471       $12,078.27
06-Jun-95     $12,437       $12,077.14
07-Jun-95     $12,404       $12,022.57
08-Jun-95     $12,404       $12,010.98
09-Jun-95     $12,437       $11,907.12
10-Jun-95     $12,437       $11,907.12
11-Jun-95     $12,437       $11,907.12
12-Jun-95     $12,471       $11,974.01
13-Jun-95     $12,573       $12,095.72
14-Jun-95     $12,471       $12,105.99
15-Jun-95     $12,539       $12,120.74
16-Jun-95     $12,573       $12,181.94
17-Jun-95     $12,573       $12,181.94
18-Jun-95     $12,573       $12,181.94
19-Jun-95     $12,675       $12,304.34
20-Jun-95     $12,607       $12,299.13
21-Jun-95     $12,675       $12,276.70
22-Jun-95     $12,844       $12,437.47
23-Jun-95     $12,878       $12,406.94
24-Jun-95     $12,878       $12,406.94
25-Jun-95     $12,878       $12,406.94
26-Jun-95     $12,742       $12,281.11
27-Jun-95     $12,675       $12,242.76
28-Jun-95     $12,607       $12,299.75
29-Jun-95     $12,776       $12,280.42
30-Jun-95     $12,776       $12,302.96
01-Jul-95     $12,776       $12,302.96
02-Jul-95     $12,776       $12,302.96
03-Jul-95     $12,810       $12,356.51
04-Jul-95     $12,810       $12,356.51
05-Jul-95     $12,946       $12,362.36
06-Jul-95     $13,047       $12,517.52
07-Jul-95     $13,386       $12,573.42
08-Jul-95     $13,386       $12,573.42
09-Jul-95     $13,386       $12,573.42
10-Jul-95     $13,386       $12,592.00
11-Jul-95     $13,352       $12,537.83
12-Jul-95     $13,624       $12,676.86
13-Jul-95     $13,793       $12,679.71
14-Jul-95     $13,759       $12,654.62
15-Jul-95     $13,759       $12,654.62
16-Jul-95     $13,759       $12,654.62
17-Jul-95     $13,759       $12,718.59
18-Jul-95     $13,556       $12,623.55
19-Jul-95     $13,183       $12,455.78
20-Jul-95     $13,319       $12,513.88
21-Jul-95     $13,285       $12,515.89
22-Jul-95     $13,285       $12,515.89
23-Jul-95     $13,285       $12,515.89
24-Jul-95     $13,793       $12,583.94
25-Jul-95     $13,759       $12,684.99
26-Jul-95     $13,861       $12,697.33
27-Jul-95     $14,064       $12,780.94
28-Jul-95     $14,064       $12,729.59
29-Jul-95     $14,064       $12,729.59
30-Jul-95     $14,064       $12,729.59
31-Jul-95     $14,064       $12,710.93
01-Aug-95     $14,132       $12,656.34
02-Aug-95     $14,132       $12,640.06
03-Aug-95     $14,437       $12,642.32
04-Aug-95     $14,572       $12,647.50
05-Aug-95     $14,572       $12,647.50
06-Aug-95     $14,572       $12,647.50
07-Aug-95     $14,369       $12,673.43
08-Aug-95     $14,471       $12,682.85
09-Aug-95     $14,674       $12,669.34
10-Aug-95     $14,877       $12,621.53
11-Aug-95     $14,810       $12,570.86
12-Aug-95     $14,810       $12,570.86
13-Aug-95     $14,810       $12,570.86
14-Aug-95     $14,742       $12,676.88
15-Aug-95     $14,810       $12,652.11
16-Aug-95     $14,742       $12,686.94
17-Aug-95     $14,708       $12,666.62
18-Aug-95     $14,742       $12,671.95
19-Aug-95     $14,742       $12,671.95
20-Aug-95     $14,742       $12,671.95
21-Aug-95     $14,742       $12,647.31
22-Aug-95     $14,844       $12,679.92
23-Aug-95     $14,844       $12,627.87
24-Aug-95     $14,776       $12,635.42
25-Aug-95     $14,674       $12,695.53
26-Aug-95     $14,674       $12,695.53
27-Aug-95     $14,674       $12,695.53
28-Aug-95     $14,640       $12,671.91
29-Aug-95     $14,606       $12,695.23
30-Aug-95     $14,640       $12,720.24
31-Aug-95     $14,708       $12,742.94
01-Sep-95     $14,708       $12,787.77
02-Sep-95     $14,708       $12,787.77
03-Sep-95     $14,708       $12,787.77
04-Sep-95     $14,708       $12,787.77
05-Sep-95     $14,674       $12,910.88
06-Sep-95     $14,776       $12,936.10
07-Sep-95     $14,810       $12,939.67
08-Sep-95     $14,945       $12,994.05
09-Sep-95     $14,945       $12,994.05
10-Sep-95     $14,945       $12,994.05
11-Sep-95     $15,047       $13,022.53
12-Sep-95     $15,013       $13,081.71
13-Sep-95     $15,115       $13,139.25
14-Sep-95     $15,081       $13,249.54
15-Sep-95     $15,081       $13,243.66
16-Sep-95     $15,081       $13,243.66
17-Sep-95     $15,081       $13,243.66
18-Sep-95     $15,115       $13,235.01
19-Sep-95     $15,182       $13,267.87
20-Sep-95     $15,318       $13,326.74
21-Sep-95     $15,284       $13,241.77
22-Sep-95     $15,149       $13,212.97
23-Sep-95     $15,149       $13,212.97
24-Sep-95     $15,149       $13,212.97
25-Sep-95     $15,013       $13,214.90
26-Sep-95     $14,979       $13,205.82
27-Sep-95     $14,844       $13,203.84
28-Sep-95     $14,945       $13,313.90
29-Sep-95     $14,945       $13,280.72
30-Sep-95     $14,945       $13,280.72
01-Oct-95     $14,945       $13,280.72
02-Oct-95     $14,776       $13,219.93
03-Oct-95     $14,708       $13,234.56
04-Oct-95     $14,708       $13,216.88
05-Oct-95     $14,708       $13,247.86
06-Oct-95     $14,776       $13,245.95
07-Oct-95     $14,776       $13,245.95
08-Oct-95     $14,776       $13,245.95
09-Oct-95     $14,539       $13,152.26
10-Oct-95     $14,572       $13,133.16
11-Oct-95     $14,674       $13,178.89
12-Oct-95     $14,742       $13,262.13
13-Oct-95     $14,776       $13,294.02
14-Oct-95     $14,776       $13,294.02
15-Oct-95     $14,776       $13,294.02
16-Oct-95     $14,674       $13,260.59
17-Oct-95     $14,674       $13,345.88
18-Oct-95     $14,539       $13,363.23
19-Oct-95     $14,539       $13,436.55
20-Oct-95     $14,403       $13,364.09
21-Oct-95     $14,403       $13,364.09
22-Oct-95     $14,403       $13,364.09
23-Oct-95     $14,267       $13,309.70
24-Oct-95     $14,437       $13,343.83
25-Oct-95     $14,335       $13,251.62
26-Oct-95     $14,200       $13,121.44
27-Oct-95     $14,200       $13,190.63
28-Oct-95     $14,200       $13,190.63
29-Oct-95     $14,200       $13,190.63
30-Oct-95     $14,166       $13,273.00
31-Oct-95     $14,064       $13,233.25
01-Nov-95     $14,166       $13,297.49
02-Nov-95     $14,234       $13,425.98
03-Nov-95     $14,200       $13,446.15
04-Nov-95     $14,200       $13,446.15
05-Nov-95     $14,200       $13,446.15
06-Nov-95     $14,267       $13,399.29
07-Nov-95     $14,234       $13,351.15
08-Nov-95     $14,234       $13,476.92
09-Nov-95     $14,471       $13,516.23
10-Nov-95     $14,437       $13,504.59
11-Nov-95     $14,437       $13,504.59
12-Nov-95     $14,437       $13,504.59
13-Nov-95     $14,471       $13,497.43
14-Nov-95     $14,403       $13,428.55
15-Nov-95     $14,301       $13,540.38
16-Nov-95     $14,234       $13,618.46
17-Nov-95     $14,301       $13,680.81
18-Nov-95     $14,301       $13,680.81
19-Nov-95     $14,301       $13,680.81
20-Nov-95     $14,267       $13,609.45
21-Nov-95     $14,234       $13,688.44
22-Nov-95     $14,200       $13,646.75
23-Nov-95     $14,200       $13,646.75
24-Nov-95     $14,234       $13,682.94
25-Nov-95     $14,234       $13,682.94
26-Nov-95     $14,234       $13,682.94
27-Nov-95     $14,200       $13,713.78
28-Nov-95     $14,234       $13,832.44
29-Nov-95     $14,471       $13,865.83
30-Nov-95     $14,539       $13,814.19
01-Dec-95     $14,674       $13,851.16
02-Dec-95     $14,674       $13,851.16
03-Dec-95     $14,674       $13,851.16
04-Dec-95     $14,708       $14,004.92
05-Dec-95     $14,674       $14,097.41
06-Dec-95     $14,742       $14,157.89
07-Dec-95     $14,776       $14,066.94
08-Dec-95     $14,776       $14,096.97
09-Dec-95     $14,776       $14,096.97
10-Dec-95     $14,776       $14,096.97
11-Dec-95     $14,877       $14,143.99
12-Dec-95     $14,674       $14,127.17
13-Dec-95     $14,606       $14,199.70
14-Dec-95     $14,335       $14,091.78
15-Dec-95     $14,267       $14,078.65
16-Dec-95     $14,267       $14,078.65
17-Dec-95     $14,267       $14,078.65
18-Dec-95     $14,132       $13,862.15
19-Dec-95     $14,439       $13,979.13
20-Dec-95     $14,344       $13,842.98
21-Dec-95     $14,533       $13,947.45
22-Dec-95     $14,627       $13,981.15
23-Dec-95     $14,627       $13,981.15
24-Dec-95     $14,627       $13,981.15
25-Dec-95     $14,627       $13,981.15
26-Dec-95     $14,627       $14,034.73
27-Dec-95     $14,533       $14,047.47
28-Dec-95     $14,439       $14,038.51
29-Dec-95     $14,439       $14,080.28
30-Dec-95     $14,439       $14,080.28
31-Dec-95     $14,439       $14,080.28
01-Jan-96     $14,439       $14,080.28
02-Jan-96     $14,627       $14,190.03
03-Jan-96     $14,627       $14,206.10
04-Jan-96     $14,627       $14,123.49
05-Jan-96     $14,627       $14,100.86
06-Jan-96     $14,627       $14,100.86
07-Jan-96     $14,627       $14,100.86
08-Jan-96     $14,627       $14,144.94
09-Jan-96     $14,627       $13,940.17
10-Jan-96     $14,533       $13,690.39
11-Jan-96     $14,439       $13,787.36
12-Jan-96     $14,722       $13,767.25
13-Jan-96     $14,816       $13,767.25
14-Jan-96     $14,816       $13,767.25
15-Jan-96     $14,816       $13,721.73
16-Jan-96     $14,722       $13,918.93
17-Jan-96     $14,627       $13,872.85
18-Jan-96     $14,722       $13,916.94
19-Jan-96     $14,722       $13,999.13
20-Jan-96     $14,816       $13,999.13
21-Jan-96     $14,816       $13,999.13
22-Jan-96     $14,816       $14,035.05
23-Jan-96     $15,005       $14,021.30
24-Jan-96     $15,005       $14,185.93
25-Jan-96     $15,005       $14,118.95
26-Jan-96     $15,099       $14,223.98
27-Jan-96     $15,099       $14,223.98
28-Jan-96     $15,099       $14,223.98
29-Jan-96     $15,288       $14,286.54
30-Jan-96     $15,571       $14,422.72
31-Jan-96     $15,665       $14,559.52
01-Feb-96     $15,571       $14,618.14
02-Feb-96     $15,665       $14,559.23
03-Feb-96     $15,665       $14,559.23
04-Feb-96     $15,665       $14,559.23
05-Feb-96     $15,665       $14,688.05
06-Feb-96     $15,760       $14,800.62
07-Feb-96     $15,665       $14,885.53
08-Feb-96     $15,760       $15,029.46
09-Feb-96     $15,665       $15,037.20
10-Feb-96     $15,665       $15,037.20
11-Feb-96     $15,665       $15,037.20
12-Feb-96     $15,665       $15,154.48
13-Feb-96     $15,571       $15,136.95
14-Feb-96     $15,571       $15,025.89
15-Feb-96     $15,760       $14,931.00
16-Feb-96     $15,854       $14,856.34
17-Feb-96     $15,854       $14,856.34
18-Feb-96     $15,854       $14,856.34
19-Feb-96     $15,854       $14,856.34
20-Feb-96     $15,571       $14,688.51
21-Feb-96     $15,665       $14,861.91
22-Feb-96     $16,043       $15,109.25
23-Feb-96     $15,948       $15,114.67
24-Feb-96     $15,948       $15,114.67
25-Feb-96     $15,948       $15,114.67
26-Feb-96     $15,854       $14,917.17
27-Feb-96     $15,760       $14,844.88
28-Feb-96     $15,854       $14,792.34
29-Feb-96     $15,760       $14,694.44
01-Mar-96     $15,760       $14,785.16
02-Mar-96     $15,760       $14,785.16
03-Mar-96     $15,760       $14,785.16
04-Mar-96     $15,760       $14,935.43
05-Mar-96     $15,854       $15,051.23
06-Mar-96     $15,760       $14,968.72
07-Mar-96     $15,854       $15,007.66
08-Mar-96     $15,571       $14,545.04
09-Mar-96     $15,571       $14,545.04
10-Mar-96     $15,571       $14,545.04
11-Mar-96     $15,760       $14,695.43
12-Mar-96     $15,665       $14,628.24
13-Mar-96     $15,665       $14,668.59
14-Mar-96     $15,760       $14,722.09
15-Mar-96     $15,760       $14,735.46
16-Mar-96     $15,760       $14,735.46
17-Mar-96     $15,760       $14,735.46
18-Mar-96     $15,760       $14,993.93
19-Mar-96     $15,760       $14,972.24
20-Mar-96     $15,665       $14,933.09
21-Mar-96     $15,571       $14,915.84
22-Mar-96     $15,665       $14,948.74
23-Mar-96     $15,665       $14,948.74
24-Mar-96     $15,665       $14,948.74
25-Mar-96     $15,477       $14,935.41
26-Mar-96     $15,382       $15,002.73
27-Mar-96     $15,382       $14,914.02
28-Mar-96     $15,477       $14,914.94
29-Mar-96     $15,571       $14,835.88
30-Mar-96     $15,571       $14,835.88
31-Mar-96     $15,571       $14,835.88
01-Apr-96     $15,571       $15,025.17
02-Apr-96     $15,571       $15,063.46
03-Apr-96     $15,571       $15,077.97
04-Apr-96     $15,665       $15,078.63
05-Apr-96     $15,665       $15,078.63
06-Apr-96     $15,665       $15,078.63
07-Apr-96     $15,665       $15,078.63
08-Apr-96     $15,382       $14,816.75
09-Apr-96     $15,477       $14,769.85
10-Apr-96     $15,571       $14,570.49
11-Apr-96     $15,477       $14,518.56
12-Apr-96     $15,477       $14,645.76
13-Apr-96     $15,477       $14,645.76
14-Apr-96     $15,477       $14,645.76
15-Apr-96     $15,477       $14,778.72
16-Apr-96     $15,571       $14,836.45
17-Apr-96     $15,477       $14,760.43
18-Apr-96     $15,760       $14,806.97
19-Apr-96     $15,760       $14,840.56
20-Apr-96     $15,760       $14,840.56
21-Apr-96     $15,760       $14,840.56
22-Apr-96     $15,948       $14,905.43
23-Apr-96     $16,137       $14,990.53
24-Apr-96     $16,420       $14,958.65
25-Apr-96     $16,515       $15,020.88
26-Apr-96     $16,420       $15,036.41
27-Apr-96     $16,420       $15,036.41
28-Apr-96     $16,420       $15,036.41
29-Apr-96     $16,326       $15,053.00
30-Apr-96     $16,326       $15,054.59
01-May-96     $16,232       $15,065.91
02-May-96     $16,232       $14,810.50
03-May-96     $16,232       $14,770.86
04-May-96     $16,232       $14,770.86
05-May-96     $16,232       $14,770.86
06-May-96     $16,137       $14,753.32
07-May-96     $16,043       $14,695.00
08-May-96     $16,043       $14,849.05
09-May-96     $16,043       $14,868.28
10-May-96     $16,232       $15,023.02
11-May-96     $16,232       $15,023.02
12-May-96     $16,232       $15,023.02
13-May-96     $16,326       $15,242.80
14-May-96     $16,420       $15,339.79
15-May-96     $16,515       $15,337.92
16-May-96     $16,609       $15,326.44
17-May-96     $16,703       $15,426.30
18-May-96     $16,703       $15,426.30
19-May-96     $16,703       $15,426.30
20-May-96     $16,703       $15,567.17
21-May-96     $16,609       $15,558.31
22-May-96     $16,609       $15,691.36
23-May-96     $16,609       $15,639.31
24-May-96     $16,703       $15,699.70
25-May-96     $16,703       $15,699.70
26-May-96     $16,703       $15,699.70
27-May-96     $16,703       $15,699.70
28-May-96     $16,609       $15,554.48
29-May-96     $16,326       $15,458.89
30-May-96     $16,420       $15,548.76
31-May-96     $16,515       $15,497.14
01-Jun-96     $16,515       $15,497.14
02-Jun-96     $16,515       $15,497.14
03-Jun-96     $16,326       $15,463.93
04-Jun-96     $16,420       $15,577.79
05-Jun-96     $16,515       $15,718.29
06-Jun-96     $16,326       $15,595.73
07-Jun-96     $16,137       $15,602.43
08-Jun-96     $16,137       $15,602.43
09-Jun-96     $16,137       $15,602.43
10-Jun-96     $16,043       $15,576.50
11-Jun-96     $16,137       $15,548.94
12-Jun-96     $16,232       $15,511.15
13-Jun-96     $15,854       $15,486.15
14-Jun-96     $15,665       $15,438.30
15-Jun-96     $15,665       $15,438.30
16-Jun-96     $15,665       $15,438.30
17-Jun-96     $15,665       $15,422.93
18-Jun-96     $15,477       $15,351.28
19-Jun-96     $15,382       $15,349.12
20-Jun-96     $15,194       $15,352.97
21-Jun-96     $15,099       $15,463.23
22-Jun-96     $15,099       $15,463.23
23-Jun-96     $15,099       $15,463.23
24-Jun-96     $15,099       $15,510.19
25-Jun-96     $15,099       $15,501.72
26-Jun-96     $14,910       $15,411.66
27-Jun-96     $14,722       $15,508.36
28-Jun-96     $14,910       $15,556.82
29-Jun-96     $14,910       $15,556.82
30-Jun-96     $14,910       $15,556.82
01-Jul-96     $15,005       $15,681.07
02-Jul-96     $14,910       $15,631.46
03-Jul-96     $14,910       $15,603.59
04-Jul-96     $14,910       $15,603.59
05-Jul-96     $14,627       $15,256.85
06-Jul-96     $14,627       $15,256.85
07-Jul-96     $14,627       $15,256.85
08-Jul-96     $14,533       $15,147.67
09-Jul-96     $14,533       $15,200.38
10-Jul-96     $14,344       $15,231.52
11-Jul-96     $14,155       $14,991.78
12-Jul-96     $14,061       $15,005.34
13-Jul-96     $14,061       $15,005.34
14-Jul-96     $14,061       $15,005.34
15-Jul-96     $13,872       $14,624.77
16-Jul-96     $13,684       $14,591.58
17-Jul-96     $13,872       $14,725.32
18-Jul-96     $13,967       $14,947.05
19-Jul-96     $13,778       $14,834.92
20-Jul-96     $13,778       $14,834.92
21-Jul-96     $13,778       $14,834.92
22-Jul-96     $13,684       $14,719.77
23-Jul-96     $13,495       $14,559.72
24-Jul-96     $13,306       $14,554.98
25-Jul-96     $13,495       $14,660.04
26-Jul-96     $13,589       $14,769.97
27-Jul-96     $13,589       $14,769.97
28-Jul-96     $13,589       $14,769.97
29-Jul-96     $13,495       $14,656.09
30-Jul-96     $13,495       $14,757.83
31-Jul-96     $13,495       $14,871.16
01-Aug-96     $13,684       $15,108.18
02-Aug-96     $13,872       $15,398.93
03-Aug-96     $13,872       $15,398.93
04-Aug-96     $13,872       $15,398.93
05-Aug-96     $13,872       $15,347.70
06-Aug-96     $13,872       $15,398.09
07-Aug-96     $14,061       $15,441.70
08-Aug-96     $14,155       $15,405.62
09-Aug-96     $14,250       $15,398.06
10-Aug-96     $14,250       $15,398.06
11-Aug-96     $14,250       $15,398.06
12-Aug-96     $14,250       $15,484.20
13-Aug-96     $14,061       $15,358.82
14-Aug-96     $14,061       $15,404.21
15-Aug-96     $14,061       $15,410.49
16-Aug-96     $13,967       $15,480.49
17-Aug-96     $13,967       $15,480.49
18-Aug-96     $13,967       $15,480.49
19-Aug-96     $13,967       $15,512.83
20-Aug-96     $13,967       $15,493.56
21-Aug-96     $13,967       $15,481.09
22-Aug-96     $14,061       $15,612.09
23-Aug-96     $14,155       $15,527.69
24-Aug-96     $14,155       $15,527.69
25-Aug-96     $14,155       $15,527.69
26-Aug-96     $14,533       $15,454.41
27-Aug-96     $14,627       $15,513.19
28-Aug-96     $14,722       $15,480.22
29-Aug-96     $14,722       $15,310.33
30-Aug-96     $14,627       $15,184.85
31-Aug-96     $14,627       $15,184.85
01-Sep-96     $14,627       $15,184.85
02-Sep-96     $14,627       $15,184.85
03-Sep-96     $14,533       $15,248.48
04-Sep-96     $14,722       $15,275.33
05-Sep-96     $14,439       $15,132.90
06-Sep-96     $14,722       $15,279.52
07-Sep-96     $14,722       $15,279.52
08-Sep-96     $14,722       $15,279.52
09-Sep-96     $14,816       $15,468.06
10-Sep-96     $14,722       $15,471.19
11-Sep-96     $14,722       $15,554.97
12-Sep-96     $14,910       $15,650.25
13-Sep-96     $14,910       $15,869.23
14-Sep-96     $14,910       $15,869.23
15-Sep-96     $14,910       $15,869.23
16-Sep-96     $14,816       $15,953.85
17-Sep-96     $15,005       $15,934.00
18-Sep-96     $15,005       $15,900.36
19-Sep-96     $15,194       $15,936.99
20-Sep-96     $15,382       $16,030.84
21-Sep-96     $15,382       $16,030.84
22-Sep-96     $15,382       $16,030.84
23-Sep-96     $15,194       $16,018.66
24-Sep-96     $15,288       $15,998.78
25-Sep-96     $15,288       $16,004.45
26-Sep-96     $15,571       $16,010.19
27-Sep-96     $15,571       $16,018.24
28-Sep-96     $15,571       $16,018.24
29-Sep-96     $15,571       $16,018.24
30-Sep-96     $15,477       $16,044.74
01-Oct-96     $15,382       $16,086.13
02-Oct-96     $15,194       $16,203.85
03-Oct-96     $15,099       $16,175.30
04-Oct-96     $15,382       $16,378.38
05-Oct-96     $15,382       $16,378.38
06-Oct-96     $15,382       $16,378.38
07-Oct-96     $15,288       $16,423.94
08-Oct-96     $15,288       $16,363.72
09-Oct-96     $15,571       $16,275.11
10-Oct-96     $15,665       $16,226.75
11-Oct-96     $15,760       $16,369.49
12-Oct-96     $15,760       $16,369.49
13-Oct-96     $15,760       $16,369.49
14-Oct-96     $15,760       $16,438.18
15-Oct-96     $15,665       $16,415.65
16-Oct-96     $15,571       $16,459.98
17-Oct-96     $15,477       $16,521.45
18-Oct-96     $15,477       $16,611.19
19-Oct-96     $15,477       $16,611.19
20-Oct-96     $15,477       $16,611.19
21-Oct-96     $15,288       $16,588.57
22-Oct-96     $15,288       $16,511.97
23-Oct-96     $15,477       $16,528.93
24-Oct-96     $15,665       $16,412.62
25-Oct-96     $15,665       $16,380.67
26-Oct-96     $15,665       $16,380.67
27-Oct-96     $15,665       $16,380.67
28-Oct-96     $15,571       $16,295.21
29-Oct-96     $15,382       $16,396.24
30-Oct-96     $15,477       $16,386.51
31-Oct-96     $15,665       $16,490.27
01-Nov-96     $15,571       $16,457.30
02-Nov-96     $15,571       $16,457.30
03-Nov-96     $15,571       $16,457.30
04-Nov-96     $15,382       $16,528.04
05-Nov-96     $15,477       $16,701.36
06-Nov-96     $15,854       $16,949.16
07-Nov-96     $16,043       $17,024.18
08-Nov-96     $16,043       $17,099.87
09-Nov-96     $16,043       $17,099.87
10-Nov-96     $16,043       $17,099.87
11-Nov-96     $15,854       $17,125.96
12-Nov-96     $15,854       $17,073.91
13-Nov-96     $15,854       $17,115.08
14-Nov-96     $15,948       $17,227.86
15-Nov-96     $15,571       $17,269.79
16-Nov-96     $15,571       $17,269.79
17-Nov-96     $15,571       $17,269.79
18-Nov-96     $15,571       $17,257.10
19-Nov-96     $15,382       $17,377.74
20-Nov-96     $15,382       $17,422.81
21-Nov-96     $15,477       $17,395.08
22-Nov-96     $15,665       $17,535.44
23-Nov-96     $15,665       $17,535.44
24-Nov-96     $15,665       $17,535.44
25-Nov-96     $15,665       $17,730.65
26-Nov-96     $15,477       $17,709.64
27-Nov-96     $15,571       $17,690.26
28-Nov-96     $15,571       $17,690.26
29-Nov-96     $15,571       $17,738.30
30-Nov-96     $15,571       $17,738.30
01-Dec-96     $15,571       $17,738.30
02-Dec-96     $15,760       $17,727.85
03-Dec-96     $15,760       $17,534.13
04-Dec-96     $15,760       $17,464.35
05-Dec-96     $15,760       $17,449.51
06-Dec-96     $15,571       $17,338.77
07-Dec-96     $15,571       $17,338.77
08-Dec-96     $15,571       $17,338.77
09-Dec-96     $15,948       $17,577.19
10-Dec-96     $15,665       $17,525.27
11-Dec-96     $15,477       $17,368.10
12-Dec-96     $15,382       $17,105.07
13-Dec-96     $15,194       $17,089.77
14-Dec-96     $15,194       $17,089.77
15-Dec-96     $15,194       $17,089.77
16-Dec-96     $14,722       $16,910.72
17-Dec-96     $14,910       $17,029.45
18-Dec-96     $15,099       $17,159.35
19-Dec-96     $15,005       $17,491.45
20-Dec-96     $14,910       $17,566.93
21-Dec-96     $14,910       $17,566.93
22-Dec-96     $14,910       $17,566.93
23-Dec-96     $14,936       $17,521.21
24-Dec-96     $13,806       $17,618.33
25-Dec-96     $13,806       $17,618.33
26-Dec-96     $14,107       $17,731.40
27-Dec-96     $14,407       $17,761.62
28-Dec-96     $14,407       $17,761.62
29-Dec-96     $14,407       $17,761.62
30-Dec-96     $14,178       $17,692.94
31-Dec-96     $14,289       $17,387.50
01-Jan-97     $14,289       $17,387.50
02-Jan-97     $14,334       $17,300.91
03-Jan-97     $14,505       $17,560.02
04-Jan-97     $14,505       $17,560.02
05-Jan-97     $14,505       $17,560.02
06-Jan-97     $14,521       $17,551.38
07-Jan-97     $14,636       $17,683.48
08-Jan-97     $14,684       $17,575.02
09-Jan-97     $14,748       $17,726.65
10-Jan-97     $14,678       $17,836.25
11-Jan-97     $14,678       $17,836.25
12-Jan-97     $14,678       $17,836.25
13-Jan-97     $14,739       $17,837.56
14-Jan-97     $15,119       $18,057.25
15-Jan-97     $14,983       $18,018.52
16-Jan-97     $14,874       $18,078.97
17-Jan-97     $14,680       $18,230.53
18-Jan-97     $14,680       $18,230.53
19-Jan-97     $14,680       $18,230.53
20-Jan-97     $14,935       $18,243.75
21-Jan-97     $14,805       $18,385.20
22-Jan-97     $15,073       $18,469.01
23-Jan-97     $14,965       $18,265.63
24-Jan-97     $14,894       $18,100.54
25-Jan-97     $14,913       $18,100.54
26-Jan-97     $14,850       $18,100.54
27-Jan-97     $14,657       $17,971.62
28-Jan-97     $14,681       $17,973.03
29-Jan-97     $14,657       $18,152.16
30-Jan-97     $14,681       $18,428.78
31-Jan-97     $14,520       $18,477.95
01-Feb-97     $14,520       $18,477.95
02-Feb-97     $14,520       $18,477.95
03-Feb-97     $14,705       $18,493.11
04-Feb-97     $14,596       $18,553.99
05-Feb-97     $14,430       $18,298.97
06-Feb-97     $14,435       $18,348.70
07-Feb-97     $14,483       $18,570.25
08-Feb-97     $14,483       $18,570.25
09-Feb-97     $14,483       $18,570.25
10-Feb-97     $14,475       $18,473.85
11-Feb-97     $14,529       $18,571.74
12-Feb-97     $14,593       $18,886.77
13-Feb-97     $14,538       $19,101.84
14-Feb-97     $14,454       $19,023.86
15-Feb-97     $14,454       $19,023.86
16-Feb-97     $14,454       $19,023.86
17-Feb-97     $14,454       $19,023.86
18-Feb-97     $14,387       $19,211.44
19-Feb-97     $14,419       $19,124.01
20-Feb-97     $14,234       $18,896.90
21-Feb-97     $14,327       $18,873.00
22-Feb-97     $14,327       $18,873.00
23-Feb-97     $14,327       $18,873.00
24-Feb-97     $14,472       $19,073.44
25-Feb-97     $14,453       $19,114.80
26-Feb-97     $14,387       $18,968.74
27-Feb-97     $14,210       $18,722.40
28-Feb-97     $14,188       $18,622.77
01-Mar-97     $14,188       $18,622.77
02-Mar-97     $14,188       $18,622.77
03-Mar-97     $14,288       $18,728.71
04-Mar-97     $14,312       $18,628.75
05-Mar-97     $14,417       $18,894.98
06-Mar-97     $14,258       $18,816.50
07-Mar-97     $14,345       $18,967.66
08-Mar-97     $14,345       $18,967.66
09-Mar-97     $14,345       $18,967.66
10-Mar-97     $14,252       $19,172.54
11-Mar-97     $14,235       $19,118.44
12-Mar-97     $14,259       $18,955.99
13-Mar-97     $14,044       $18,613.22
14-Mar-97     $14,271       $18,698.46
15-Mar-97     $14,271       $18,698.46
16-Mar-97     $14,271       $18,698.46
17-Mar-97     $14,148       $18,759.17
18-Mar-97     $14,038       $18,616.87
19-Mar-97     $13,695       $18,525.42
20-Mar-97     $13,703       $18,452.82
21-Mar-97     $13,771       $18,487.20
22-Mar-97     $13,771       $18,487.20
23-Mar-97     $13,771       $18,487.20
24-Mar-97     $13,809       $18,647.67
25-Mar-97     $13,866       $18,606.50
26-Mar-97     $14,057       $18,644.68
27-Mar-97     $14,057       $18,252.89
28-Mar-97     $14,057       $18,252.89
29-Mar-97     $14,057       $18,252.89
30-Mar-97     $14,057       $18,252.89
31-Mar-97     $13,394       $17,857.59
01-Apr-97     $13,310       $17,917.07
02-Apr-97     $13,114       $17,695.50
03-Apr-97     $13,236       $17,700.60
04-Apr-97     $13,331       $17,879.42
05-Apr-97     $13,331       $17,879.42
06-Apr-97     $13,331       $17,879.42
07-Apr-97     $13,594       $17,979.39
08-Apr-97     $13,716       $18,078.76
09-Apr-97     $13,525       $17,949.56
10-Apr-97     $13,431       $17,896.67
11-Apr-97     $13,246       $17,409.60
12-Apr-97     $13,246       $17,409.60
13-Apr-97     $13,246       $17,409.60
14-Apr-97     $13,106       $17,553.12
15-Apr-97     $13,175       $17,812.50
16-Apr-97     $13,153       $18,021.68
17-Apr-97     $13,026       $17,980.80
18-Apr-97     $12,949       $18,088.67
19-Apr-97     $12,949       $18,088.67
20-Apr-97     $12,949       $18,088.67
21-Apr-97     $12,739       $17,947.80
22-Apr-97     $12,717       $18,283.92
23-Apr-97     $12,716       $18,261.92
24-Apr-97     $12,687       $18,204.16
25-Apr-97     $12,506       $18,067.01
26-Apr-97     $12,506       $18,067.01
27-Apr-97     $12,506       $18,067.01
28-Apr-97     $12,480       $18,248.49
29-Apr-97     $12,614       $18,747.22
30-Apr-97     $12,628       $18,923.21
01-May-97     $12,703       $18,859.45
02-May-97     $12,818       $19,200.54
03-May-97     $12,818       $19,200.54
04-May-97     $12,818       $19,200.54
05-May-97     $13,202       $19,609.69
06-May-97     $13,135       $19,552.70
07-May-97     $13,107       $19,268.77
08-May-97     $13,160       $19,378.81
09-May-97     $13,224       $19,490.92
10-May-97     $13,224       $19,490.92
11-May-97     $13,224       $19,490.92
12-May-97     $12,992       $19,796.05
13-May-97     $12,839       $19,692.49
14-May-97     $12,914       $19,764.11
15-May-97     $12,861       $19,908.27
16-May-97     $12,700       $19,625.00
17-May-97     $12,700       $19,625.00
18-May-97     $12,700       $19,625.00
19-May-97     $12,670       $19,708.60
20-May-97     $12,857       $19,908.58
21-May-97     $12,989       $19,856.07
22-May-97     $12,888       $19,769.30
23-May-97     $13,204       $20,038.61
24-May-97     $13,204       $20,038.61
25-May-97     $13,204       $20,038.61
26-May-97     $13,204       $20,038.61
27-May-97     $13,410       $20,102.20
28-May-97     $13,541       $20,046.51
29-May-97     $13,495       $19,975.46
30-May-97     $13,610       $20,075.40
31-May-97     $13,610       $20,075.40
01-Jun-97     $13,610       $20,075.40
02-Jun-97     $13,627       $20,030.19
03-Jun-97     $13,467       $20,009.70
04-Jun-97     $13,472       $19,887.29
05-Jun-97     $13,603       $19,968.42
06-Jun-97     $13,755       $20,314.62
07-Jun-97     $13,755       $20,314.62
08-Jun-97     $13,755       $20,314.62
09-Jun-97     $13,868       $20,431.35
10-Jun-97     $13,672       $20,487.58
11-Jun-97     $13,813       $20,593.16
12-Jun-97     $13,837       $20,926.93
13-Jun-97     $14,053       $21,158.97
14-Jun-97     $14,053       $21,158.97
15-Jun-97     $14,053       $21,158.97
16-Jun-97     $14,146       $21,174.65
17-Jun-97     $14,255       $21,186.97
18-Jun-97     $14,255       $21,069.48
19-Jun-97     $14,275       $21,281.75
20-Jun-97     $14,489       $21,298.62
21-Jun-97     $14,489       $21,298.62
22-Jun-97     $14,489       $21,298.62
23-Jun-97     $13,963       $20,823.09
24-Jun-97     $14,114       $21,243.05
25-Jun-97     $14,002       $21,069.66
26-Jun-97     $13,909       $20,948.36
27-Jun-97     $13,934       $21,034.51
28-Jun-97     $13,934       $21,034.51
29-Jun-97     $13,934       $21,034.51
30-Jun-97     $14,028       $20,983.31
01-Jul-97     $14,134       $21,125.85
02-Jul-97     $14,183       $21,436.90
03-Jul-97     $14,386       $21,743.02
04-Jul-97     $14,386       $21,743.50
05-Jul-97     $14,386       $21,743.50
06-Jul-97     $14,386       $21,743.50
07-Jul-97     $15,015       $21,631.71
08-Jul-97     $15,119       $21,791.76
09-Jul-97     $15,171       $21,526.98
10-Jul-97     $15,203       $21,675.66
11-Jul-97     $15,456       $21,747.49
12-Jul-97     $15,456       $21,747.49
13-Jul-97     $15,456       $21,747.49
14-Jul-97     $15,790       $21,787.82
15-Jul-97     $15,985       $21,962.93
16-Jul-97     $15,912       $22,221.35
17-Jul-97     $15,765       $22,103.70
18-Jul-97     $15,416       $21,716.96
19-Jul-97     $15,416       $21,716.96
20-Jul-97     $15,416       $21,716.96
21-Jul-97     $15,266       $21,661.01
22-Jul-97     $15,631       $22,160.22
23-Jul-97     $15,581       $22,221.98
24-Jul-97     $15,678       $22,310.41
25-Jul-97     $15,732       $22,275.06
26-Jul-97     $15,732       $22,275.06
27-Jul-97     $15,732       $22,275.06
28-Jul-97     $15,868       $22,219.58
29-Jul-97     $16,047       $22,360.60
30-Jul-97     $16,357       $22,602.79
31-Jul-97     $16,247       $22,653.37
01-Aug-97     $16,336       $22,484.49
02-Aug-97     $16,336       $22,484.49
03-Aug-97     $16,336       $22,484.49
04-Aug-97     $16,526       $22,559.89
05-Aug-97     $16,636       $22,609.26
06-Aug-97     $16,792       $22,800.02
07-Aug-97     $16,965       $22,584.65
08-Aug-97     $16,598       $22,165.65
09-Aug-97     $16,598       $22,165.65
10-Aug-97     $16,598       $22,165.65
11-Aug-97     $16,461       $22,253.71
12-Aug-97     $16,232       $22,006.21
13-Aug-97     $16,125       $21,904.01
14-Aug-97     $16,228       $21,970.03
15-Aug-97     $15,959       $21,401.90
16-Aug-97     $15,959       $21,401.90
17-Aug-97     $15,959       $21,401.90
18-Aug-97     $16,116       $21,682.06
19-Aug-97     $16,390       $22,003.72
20-Aug-97     $16,602       $22,324.03
21-Aug-97     $16,486       $21,984.61
22-Aug-97     $16,395       $21,948.92
23-Aug-97     $16,395       $21,948.92
24-Aug-97     $16,395       $21,948.92
25-Aug-97     $16,411       $21,868.63
26-Aug-97     $16,250       $21,699.28
27-Aug-97     $16,158       $21,718.65
28-Aug-97     $16,085       $21,483.47
29-Aug-97     $16,024       $21,384.28
30-Aug-97     $16,024       $21,384.28
31-Aug-97     $16,024       $21,384.28
01-Sep-97     $16,024       $21,384.28
02-Sep-97     $16,169       $22,053.01
03-Sep-97     $16,259       $22,065.49
04-Sep-97     $16,289       $22,137.59
05-Sep-97     $16,246       $22,095.45
06-Sep-97     $16,246       $22,095.45
07-Sep-97     $16,246       $22,095.45
08-Sep-97     $16,196       $22,147.96
09-Sep-97     $16,286       $22,205.66
10-Sep-97     $16,097       $21,859.41
11-Sep-97     $16,027       $21,713.11
12-Sep-97     $15,752       $21,982.99
13-Sep-97     $15,752       $21,982.99
14-Sep-97     $15,752       $21,982.99
15-Sep-97     $15,533       $21,888.96
16-Sep-97     $15,471       $22,504.62
17-Sep-97     $15,260       $22,443.34
18-Sep-97     $15,303       $22,546.44
19-Sep-97     $15,330       $22,623.48
20-Sep-97     $15,330       $22,623.48
21-Sep-97     $15,330       $22,623.48
22-Sep-97     $15,508       $22,741.04
23-Sep-97     $15,464       $22,657.78
24-Sep-97     $15,383       $22,480.98
25-Sep-97     $15,284       $22,324.72
26-Sep-97     $15,375       $22,505.88
27-Sep-97     $15,375       $22,505.88
28-Sep-97     $15,375       $22,505.88
29-Sep-97     $15,468       $22,699.72
30-Sep-97     $15,378       $22,555.42
01-Oct-97     $15,569       $22,751.00
02-Oct-97     $15,517       $22,872.33
03-Oct-97     $15,548       $22,981.59
04-Oct-97     $15,548       $22,981.59
05-Oct-97     $15,548       $22,981.59
06-Oct-97     $15,785       $23,164.01
07-Oct-97     $15,877       $23,413.58
08-Oct-97     $16,182       $23,198.88
09-Oct-97     $16,128       $23,122.84
10-Oct-97     $16,070       $23,037.37
11-Oct-97     $16,070       $23,037.37
12-Oct-97     $16,070       $23,037.37
13-Oct-97     $16,067       $23,064.05
14-Oct-97     $15,903       $23,115.99
15-Oct-97     $15,803       $23,007.78
16-Oct-97     $15,413       $22,758.88
17-Oct-97     $15,154       $22,494.66
18-Oct-97     $15,154       $22,494.66
19-Oct-97     $15,154       $22,494.66
20-Oct-97     $15,433       $22,767.70
21-Oct-97     $15,468       $23,164.92
22-Oct-97     $15,254       $23,076.07
23-Oct-97     $14,800       $22,652.26
24-Oct-97     $14,707       $22,436.63
25-Oct-97     $14,707       $22,436.63
26-Oct-97     $14,707       $22,436.63
27-Oct-97     $13,702       $20,895.96
28-Oct-97     $14,207       $21,965.09
29-Oct-97     $14,202       $21,906.09
30-Oct-97     $13,942       $21,541.14
31-Oct-97     $14,038       $21,802.16
01-Nov-97     $14,038       $21,802.16
02-Nov-97     $14,038       $21,802.16
03-Nov-97     $14,517       $22,383.81
04-Nov-97     $14,419       $22,426.27
05-Nov-97     $14,463       $22,477.21
06-Nov-97     $14,388       $22,366.18
07-Nov-97     $14,197       $22,120.18
08-Nov-97     $14,197       $22,120.18
09-Nov-97     $14,197       $22,120.18
10-Nov-97     $14,165       $21,970.01
11-Nov-97     $14,040       $22,033.21
12-Nov-97     $13,817       $21,613.15
13-Nov-97     $13,877       $21,870.01
14-Nov-97     $13,899       $22,150.23
15-Nov-97     $13,899       $22,150.23
16-Nov-97     $13,899       $22,150.23
17-Nov-97     $13,971       $22,576.86
18-Nov-97     $13,891       $22,389.27
19-Nov-97     $13,916       $22,544.48
20-Nov-97     $13,946       $22,888.14
21-Nov-97     $13,962       $22,986.54
22-Nov-97     $13,962       $22,986.54
23-Nov-97     $13,962       $22,986.54
24-Nov-97     $13,814       $22,595.31
25-Nov-97     $13,778       $22,696.84
26-Nov-97     $13,810       $22,721.07
27-Nov-97     $13,810       $22,721.07
28-Nov-97     $13,817       $22,811.44
29-Nov-97     $13,817       $22,811.44
30-Nov-97     $13,817       $22,811.44
01-Dec-97     $13,824       $23,274.38
02-Dec-97     $13,731       $23,201.10
03-Dec-97     $13,669       $23,328.53
04-Dec-97     $13,643       $23,241.69
05-Dec-97     $13,649       $23,497.18
06-Dec-97     $13,649       $23,497.18
07-Dec-97     $13,649       $23,497.18
08-Dec-97     $13,639       $23,464.89
09-Dec-97     $13,632       $23,307.51
10-Dec-97     $13,593       $23,165.96
11-Dec-97     $13,568       $22,817.37
12-Dec-97     $13,581       $22,780.50
13-Dec-97     $13,581       $22,780.50
14-Dec-97     $13,581       $22,780.50
15-Dec-97     $13,567       $23,019.80
16-Dec-97     $13,576       $23,130.91
17-Dec-97     $13,600       $23,072.75
18-Dec-97     $13,733       $22,829.25
19-Dec-97     $13,783       $22,625.81
20-Dec-97     $13,783       $22,625.81
21-Dec-97     $13,783       $22,625.81
22-Dec-97     $13,246       $22,791.63
23-Dec-97     $13,298       $22,443.60
24-Dec-97     $13,769       $22,290.82
25-Dec-97     $13,799       $22,290.82
26-Dec-97     $13,800       $22,380.83
27-Dec-97     $13,800       $22,380.83
28-Dec-97     $13,800       $22,380.83
29-Dec-97     $13,906       $22,792.42
30-Dec-97     $13,881       $23,212.40
31-Dec-97     $13,902       $23,203.20
01-Jan-98     $13,902       $23,203.20
02-Jan-98     $13,904       $23,314.28
03-Jan-98     $13,904       $23,314.28
04-Jan-98     $13,904       $23,314.28
05-Jan-98     $13,848       $23,363.25
06-Jan-98     $13,838       $23,113.55
07-Jan-98     $13,825       $23,057.35
08-Jan-98     $13,705       $22,868.04
09-Jan-98     $13,686       $22,189.92
10-Jan-98     $13,686       $22,189.92
11-Jan-98     $13,686       $22,189.92
12-Jan-98     $13,636       $22,465.47
13-Jan-98     $13,707       $22,775.35
14-Jan-98     $13,793       $22,915.28
15-Jan-98     $13,765       $22,743.65
16-Jan-98     $13,724       $23,001.53
17-Jan-98     $13,724       $23,001.53
18-Jan-98     $13,724       $23,001.53
19-Jan-98     $13,724       $23,001.53
20-Jan-98     $13,685       $23,410.60
21-Jan-98     $13,884       $23,225.71
22-Jan-98     $13,813       $23,039.91
23-Jan-98     $13,797       $22,909.76
24-Jan-98     $13,797       $22,909.76
25-Jan-98     $13,797       $22,909.76
26-Jan-98     $13,681       $22,894.45
27-Jan-98     $13,769       $23,183.22
28-Jan-98     $13,957       $23,390.50
29-Jan-98     $13,934       $23,584.43
30-Jan-98     $13,946       $23,459.84
31-Jan-98     $13,946       $23,459.84
01-Feb-98     $13,946       $23,459.84
02-Feb-98     $14,041       $23,962.34
03-Feb-98     $14,101       $24,076.54
04-Feb-98     $14,054       $24,101.52
05-Feb-98     $13,997       $24,023.97
06-Feb-98     $14,052       $24,241.87
07-Feb-98     $14,052       $24,241.87
08-Feb-98     $14,052       $24,241.87
09-Feb-98     $14,071       $24,202.38
10-Feb-98     $14,114       $24,400.72
11-Feb-98     $14,129       $24,429.96
12-Feb-98     $14,103       $24,531.15
13-Feb-98     $14,111       $24,434.86
14-Feb-98     $14,111       $24,434.86
15-Feb-98     $14,111       $24,434.86
16-Feb-98     $14,111       $24,434.86
17-Feb-98     $14,039       $24,500.04
18-Feb-98     $14,086       $24,728.71
19-Feb-98     $14,048       $24,638.88
20-Feb-98     $14,105       $24,781.26
21-Feb-98     $14,105       $24,781.26
22-Feb-98     $14,105       $24,781.26
23-Feb-98     $14,115       $24,875.98
24-Feb-98     $14,037       $24,694.40
25-Feb-98     $14,083       $24,993.49
26-Feb-98     $14,172       $25,134.89
27-Feb-98     $14,168       $25,151.88
28-Feb-98     $14,168       $25,151.88
01-Mar-98     $14,168       $25,151.88
02-Mar-98     $14,053       $25,113.12
03-Mar-98     $14,004       $25,216.84
04-Mar-98     $13,907       $25,110.03
05-Mar-98     $13,844       $24,818.82
06-Mar-98     $13,898       $25,316.26
07-Mar-98     $13,898       $25,316.26
08-Mar-98     $13,898       $25,316.26
09-Mar-98     $13,825       $25,235.47
10-Mar-98     $13,789       $25,522.16
11-Mar-98     $14,069       $25,628.11
12-Mar-98     $14,183       $25,666.95
13-Mar-98     $14,265       $25,635.42
14-Mar-98     $14,265       $25,635.42
15-Mar-98     $14,265       $25,635.42
16-Mar-98     $14,278       $25,892.00
17-Mar-98     $14,301       $25,920.30
18-Mar-98     $14,373       $26,043.16
19-Mar-98     $14,399       $26,145.31
20-Mar-98     $14,442       $26,371.51
21-Mar-98     $14,442       $26,371.51
22-Mar-98     $14,442       $26,371.51
23-Mar-98     $14,470       $26,285.36
24-Mar-98     $14,486       $26,527.80
25-Mar-98     $14,470       $26,438.74
26-Mar-98     $14,472       $26,411.92
27-Mar-98     $14,408       $26,287.92
28-Mar-98     $14,408       $26,287.92
29-Mar-98     $14,408       $26,287.92
30-Mar-98     $14,373       $26,242.88
31-Mar-98     $14,440       $26,439.87
01-Apr-98     $14,643       $26,595.26
02-Apr-98     $14,870       $26,880.95
03-Apr-98     $14,997       $26,945.92
04-Apr-98     $14,997       $26,945.92
05-Apr-98     $14,997       $26,945.92
06-Apr-98     $14,978       $26,914.70
07-Apr-98     $14,740       $26,638.49
08-Apr-98     $14,775       $26,449.48
09-Apr-98     $14,781       $26,666.42
10-Apr-98     $14,781       $26,666.42
11-Apr-98     $14,781       $26,666.42
12-Apr-98     $14,781       $26,666.42
13-Apr-98     $14,743       $26,644.38
14-Apr-98     $14,756       $26,789.91
15-Apr-98     $14,885       $26,875.82
16-Apr-98     $14,682       $26,608.60
17-Apr-98     $14,703       $26,958.21
18-Apr-98     $14,703       $26,958.21
19-Apr-98     $14,703       $26,958.21
20-Apr-98     $14,816       $26,980.54
21-Apr-98     $14,855       $27,053.12
22-Apr-98     $14,912       $27,147.78
23-Apr-98     $14,855       $26,884.93
24-Apr-98     $15,000       $26,604.48
25-Apr-98     $15,000       $26,604.48
26-Apr-98     $15,000       $26,604.48
27-Apr-98     $14,807       $26,091.55
28-Apr-98     $14,906       $26,059.95
29-Apr-98     $15,057       $26,292.81
30-Apr-98     $15,114       $26,705.88
01-May-98     $15,175       $26,928.24
02-May-98     $15,175       $26,928.24
03-May-98     $15,175       $26,928.24
04-May-98     $15,297       $26,953.95
05-May-98     $15,340       $26,796.65
06-May-98     $15,281       $26,548.86
07-May-98     $15,367       $26,314.57
08-May-98     $15,519       $26,627.08
09-May-98     $15,519       $26,627.08
10-May-98     $15,519       $26,627.08
11-May-98     $15,464       $26,604.35
12-May-98     $15,471       $26,825.50
13-May-98     $15,823       $26,904.43
14-May-98     $15,796       $26,869.18
15-May-98     $15,582       $26,662.52
16-May-98     $15,582       $26,662.52
17-May-98     $15,582       $26,662.52
18-May-98     $15,487       $26,595.57
19-May-98     $15,571       $26,700.12
20-May-98     $15,699       $26,917.73
21-May-98     $15,820       $26,811.44
22-May-98     $15,836       $26,711.30
23-May-98     $15,836       $26,711.47
24-May-98     $15,836       $26,711.64
25-May-98     $15,836       $26,711.81
26-May-98     $15,303       $26,316.40
27-May-98     $14,937       $26,276.85
28-May-98     $15,200       $26,409.77
29-May-98     $15,397       $26,247.36
30-May-98     $15,397       $26,248.08
31-May-98     $15,397       $26,248.80
01-Jun-98     $14,924       $26,253.54
02-Jun-98     $14,795       $26,307.59
03-Jun-98     $14,946       $26,061.00
04-Jun-98     $14,984       $26,352.39
05-Jun-98     $15,089       $26,811.38
06-Jun-98     $15,089       $26,812.32
07-Jun-98     $15,089       $26,813.26
08-Jun-98     $15,178       $26,859.48
09-Jun-98     $15,194       $26,924.81
10-Jun-98     $14,793       $26,778.73
11-Jun-98     $14,443       $26,359.65
12-Jun-98     $14,296       $26,462.65
13-Jun-98     $14,296       $26,463.05
14-Jun-98     $14,296       $26,463.46
15-Jun-98     $13,974       $25,937.90
16-Jun-98     $14,241       $26,192.80
17-Jun-98     $14,460       $26,663.91
18-Jun-98     $14,323       $26,647.25
19-Jun-98     $14,246       $26,509.67
20-Jun-98     $14,246       $26,509.87
21-Jun-98     $14,246       $26,510.06
22-Jun-98     $14,334       $26,572.95
23-Jun-98     $14,328       $26,964.37
24-Jun-98     $14,434       $27,287.88
25-Jun-98     $14,262       $27,201.16
26-Jun-98     $14,290       $27,300.09
27-Jun-98     $14,290       $27,304.59
28-Jun-98     $14,290       $27,309.10
29-Jun-98     $14,374       $27,436.87
30-Jun-98     $14,574       $27,327.17
01-Jul-98     $14,618       $27,682.88
02-Jul-98     $14,372       $27,631.33
03-Jul-98     $14,372       $27,631.35
04-Jul-98     $14,372       $27,631.38
05-Jul-98     $14,372       $27,631.40
06-Jul-98     $14,414       $27,897.93
07-Jul-98     $14,656       $27,834.41
08-Jul-98     $14,602       $28,123.83
09-Jul-98     $14,438       $27,935.87
10-Jul-98     $14,462       $28,075.05
11-Jul-98     $14,462       $28,075.10
12-Jul-98     $14,462       $28,075.14
13-Jul-98     $14,615       $28,097.04
14-Jul-98     $14,632       $28,396.19
15-Jul-98     $14,613       $28,329.52
16-Jul-98     $14,594       $28,551.44
17-Jul-98     $14,599       $28,618.00
18-Jul-98     $14,599       $28,618.00
19-Jul-98     $14,599       $28,618.00
20-Jul-98     $14,510       $28,554.33
21-Jul-98     $14,179       $28,095.50
22-Jul-98     $14,146       $28,073.70
23-Jul-98     $13,703       $27,487.26
24-Jul-98     $13,537       $27,512.58
25-Jul-98     $13,537       $27,512.58
26-Jul-98     $13,537       $27,512.58
27-Jul-98     $13,537       $27,668.64
28-Jul-98     $13,404       $27,257.93
29-Jul-98     $13,020       $27,141.95
30-Jul-98     $12,957       $27,573.85
31-Jul-98     $12,740       $27,036.34
01-Aug-98     $12,740       $27,036.34
02-Aug-98     $12,740       $27,036.34
03-Aug-98     $12,522       $26,838.68
04-Aug-98     $12,007       $25,866.55
05-Aug-98     $11,929       $26,094.91
06-Aug-98     $12,533       $26,295.07
07-Aug-98     $12,533       $26,290.80
08-Aug-98     $12,533       $26,290.87
09-Aug-98     $12,720       $26,290.94
10-Aug-98     $12,711       $26,140.26
11-Aug-98     $12,300       $25,803.57
12-Aug-98     $12,498       $26,176.32
13-Aug-98     $12,310       $25,952.15
14-Aug-98     $12,219       $25,659.89
15-Aug-98     $12,219       $25,661.22
16-Aug-98     $12,219       $25,662.55
17-Aug-98     $12,216       $26,168.48
18-Aug-98     $12,370       $26,594.52
19-Aug-98     $12,133       $26,520.33
20-Aug-98     $11,840       $26,365.88
21-Aug-98     $11,607       $26,114.64
22-Aug-98     $11,607       $26,115.07
23-Aug-98     $11,607       $26,115.51
24-Aug-98     $11,333       $26,283.74
25-Aug-98     $11,182       $26,397.83
26-Aug-98     $10,834       $26,190.51
27-Aug-98     $10,389       $25,187.93
28-Aug-98     $10,104       $24,818.32
29-Aug-98     $10,104       $24,821.97
30-Aug-98     $10,104       $24,825.62
31-Aug-98     $9,156        $23,137.59
01-Sep-98     $9,355        $24,031.93
02-Sep-98     $9,675        $23,946.48
03-Sep-98     $9,476        $23,748.47
04-Sep-98     $9,559        $23,547.22
05-Sep-98     $9,559        $23,548.33
06-Sep-98     $9,559        $23,549.45
07-Sep-98     $9,559        $23,550.56
08-Sep-98     $10,042       $24,750.71
09-Sep-98     $9,884        $24,334.78
10-Sep-98     $9,551        $23,706.17
11-Sep-98     $9,667        $24,411.46
12-Sep-98     $9,667        $24,418.52
13-Sep-98     $9,667        $24,425.59
14-Sep-98     $10,073       $24,930.51
15-Sep-98     $10,035       $25,123.37
16-Sep-98     $10,156       $25,313.94
17-Sep-98     $9,950        $24,671.33
18-Sep-98     $9,966        $24,700.97
19-Sep-98     $9,966        $24,701.07
20-Sep-98     $9,966        $24,701.16
21-Sep-98     $9,923        $24,793.69
22-Sep-98     $10,096       $24,932.73
23-Sep-98     $10,439       $25,816.47
24-Sep-98     $10,522       $25,250.59
25-Sep-98     $10,614       $25,299.75
26-Sep-98     $10,614       $25,299.75
27-Sep-98     $10,614       $25,299.75
28-Sep-98     $10,520       $25,403.12
29-Sep-98     $10,485       $25,411.55
30-Sep-98     $10,063       $24,637.71
01-Oct-98     $9,786        $23,896.31
02-Oct-98     $9,691        $24,290.37
03-Oct-98     $9,691        $24,291.73
04-Oct-98     $9,691        $24,293.09
05-Oct-98     $9,509        $23,952.90
06-Oct-98     $9,704        $23,857.94
07-Oct-98     $9,214        $23,527.91
08-Oct-98     $8,900        $23,256.07
09-Oct-98     $9,338        $23,860.84
10-Oct-98     $9,338        $23,860.84
11-Oct-98     $9,338        $23,860.84
12-Oct-98     $9,543        $24,183.71
13-Oct-98     $9,837        $24,114.67
14-Oct-98     $10,147       $24,375.17
15-Oct-98     $10,423       $25,392.39
16-Oct-98     $10,536       $25,609.11
17-Oct-98     $10,536       $25,609.35
18-Oct-98     $10,536       $25,609.60
19-Oct-98     $10,694       $25,754.32
20-Oct-98     $10,818       $25,791.65
21-Oct-98     $10,975       $25,938.63
22-Oct-98     $11,412       $26,146.79
23-Oct-98     $11,494       $25,957.68
24-Oct-98     $11,494       $25,957.92
25-Oct-98     $11,494       $25,958.17
26-Oct-98     $11,659       $25,998.17
27-Oct-98     $11,826       $25,828.94
28-Oct-98     $11,698       $25,900.63
29-Oct-98     $11,852       $26,336.64
30-Oct-98     $12,154       $26,645.76
31-Oct-98     $12,154       $26,645.91
01-Nov-98     $12,154       $26,646.05
02-Nov-98     $12,465       $26,959.74
03-Nov-98     $12,452       $26,942.04
04-Nov-98     $12,663       $27,135.85
05-Nov-98     $12,666       $27,506.38
06-Nov-98     $12,782       $27,682.62
07-Nov-98     $12,782       $27,685.17
08-Nov-98     $12,782       $27,687.72
09-Nov-98     $12,647       $27,429.70
10-Nov-98     $12,542       $27,387.37
11-Nov-98     $12,489       $27,210.41
12-Nov-98     $12,343       $27,133.64
13-Nov-98     $12,479       $27,329.89
14-Nov-98     $12,479       $27,331.20
15-Nov-98     $12,479       $27,332.51
16-Nov-98     $12,623       $27,579.34
17-Nov-98     $12,645       $27,663.74
18-Nov-98     $12,620       $27,792.40
19-Nov-98     $12,823       $28,007.07
20-Nov-98     $12,718       $28,272.97
21-Nov-98     $12,718       $28,273.05
22-Nov-98     $12,718       $28,273.12
23-Nov-98     $12,814       $28,876.95
24-Nov-98     $12,692       $28,769.29
25-Nov-98     $12,904       $28,866.23
26-Nov-98     $12,904       $28,868.80
27-Nov-98     $12,941       $29,005.45
28-Nov-98     $12,941       $29,010.27
29-Nov-98     $12,941       $29,015.09
30-Nov-98     $12,787       $28,317.75
01-Dec-98     $12,604       $28,602.11
02-Dec-98     $12,724       $28,510.71
03-Dec-98     $12,589       $27,997.55
04-Dec-98     $12,804       $28,645.21
05-Dec-98     $12,804       $28,645.36
06-Dec-98     $12,804       $28,645.50
07-Dec-98     $12,791       $28,912.74
08-Dec-98     $12,725       $28,760.62
09-Dec-98     $12,584       $28,814.20
10-Dec-98     $12,398       $28,365.22
11-Dec-98     $12,310       $28,406.08
12-Dec-98     $12,310       $28,411.88
13-Dec-98     $12,310       $28,417.67
14-Dec-98     $11,903       $27,802.40
15-Dec-98     $11,883       $28,329.60
16-Dec-98     $11,773       $28,308.95
17-Dec-98     $11,806       $28,750.44
18-Dec-98     $11,907       $28,946.72
19-Dec-98     $11,907       $28,946.87
20-Dec-98     $11,907       $28,947.01
21-Dec-98     $11,919       $29,308.50
22-Dec-98     $11,855       $29,326.78
23-Dec-98     $12,016       $29,935.38
24-Dec-98     $12,070       $29,880.60
25-Dec-98     $12,070       $29,881.14
26-Dec-98     $12,070       $29,881.67
27-Dec-98     $12,070       $29,882.21
28-Dec-98     $11,873       $29,863.20
29-Dec-98     $11,839       $30,269.50
30-Dec-98     $12,845       $30,029.52
31-Dec-98     $12,092       $29,963.98
01-Jan-99     $12,092       $29,964.24
02-Jan-99     $12,092       $29,964.51
03-Jan-99     $12,092       $29,964.78
04-Jan-99     $12,366       $29,938.16
05-Jan-99     $12,636       $30,346.05
06-Jan-99     $13,139       $31,024.82
07-Jan-99     $13,281       $30,963.06
08-Jan-99     $13,124       $31,093.76
09-Jan-99     $13,124       $31,093.76
10-Jan-99     $13,124       $31,093.76
11-Jan-99     $13,118       $30,820.40
12-Jan-99     $12,870       $30,226.13
13-Jan-99     $12,797       $30,103.39
14-Jan-99     $12,752       $29,562.17
15-Jan-99     $13,001       $30,320.30
16-Jan-99     $13,001       $30,320.72
17-Jan-99     $13,001       $30,321.13
18-Jan-99     $13,001       $30,321.55
19-Jan-99     $13,432       $30,534.95
20-Jan-99     $13,226       $30,649.36
21-Jan-99     $13,096       $30,126.09
22-Jan-99     $13,185       $29,883.16
23-Jan-99     $13,185       $29,883.40
24-Jan-99     $13,185       $29,883.65
25-Jan-99     $13,272       $30,098.16
26-Jan-99     $13,298       $30,545.38
27-Jan-99     $13,198       $30,326.66
28-Jan-99     $13,179       $30,871.46
29-Jan-99     $13,057       $31,219.61
30-Jan-99     $13,057       $31,219.61
31-Jan-99     $13,057       $31,219.61
01-Feb-99     $13,012       $31,057.62
02-Feb-99     $12,974       $30,790.27
03-Feb-99     $13,005       $31,040.21
04-Feb-99     $12,947       $30,467.21
05-Feb-99     $12,622       $30,246.05
06-Feb-99     $12,622       $30,246.05
07-Feb-99     $12,622       $30,246.05
08-Feb-99     $12,603       $30,357.55
09-Feb-99     $12,634       $29,683.58
10-Feb-99     $12,646       $29,870.25
11-Feb-99     $12,584       $30,616.96
12-Feb-99     $12,467       $30,034.11
13-Feb-99     $12,467       $30,034.11
14-Feb-99     $12,467       $30,034.11
15-Feb-99     $12,467       $30,034.11
16-Feb-99     $12,616       $30,320.90
17-Feb-99     $12,499       $29,888.86
18-Feb-99     $12,583       $30,214.73
19-Feb-99     $12,815       $30,261.47
20-Feb-99     $12,815       $30,261.47
21-Feb-99     $12,815       $30,261.47
22-Feb-99     $12,867       $31,066.80
23-Feb-99     $12,802       $31,043.87
24-Feb-99     $12,676       $30,612.91
25-Feb-99     $12,599       $30,412.00
26-Feb-99     $12,464       $30,249.34
27-Feb-99     $12,464       $30,249.34
28-Feb-99     $12,464       $30,249.34
01-Mar-99     $12,513       $30,197.19
02-Mar-99     $12,483       $29,937.22
03-Mar-99     $12,396       $29,997.68
04-Mar-99     $12,422       $30,464.54
05-Mar-99     $12,522       $31,169.61
06-Mar-99     $12,522       $31,169.61
07-Mar-99     $12,522       $31,169.61
08-Mar-99     $12,601       $31,348.86
09-Mar-99     $12,585       $31,278.31
10-Mar-99     $12,742       $31,451.31
11-Mar-99     $12,917       $31,723.68
12-Mar-99     $12,918       $31,648.46
13-Mar-99     $12,918       $31,648.46
14-Mar-99     $12,918       $31,648.46
15-Mar-99     $12,877       $31,958.64
16-Mar-99     $12,772       $31,936.81
17-Mar-99     $12,715       $31,729.81
18-Mar-99     $12,856       $32,188.78
19-Mar-99     $12,766       $31,766.86
20-Mar-99     $12,766       $31,766.86
21-Mar-99     $12,766       $31,766.86
22-Mar-99     $12,738       $31,711.61
23-Mar-99     $12,553       $30,859.24
24-Mar-99     $12,583       $31,017.40
25-Mar-99     $12,547       $31,540.98
26-Mar-99     $12,529       $31,365.18
27-Mar-99     $12,529       $31,365.18
28-Mar-99     $12,529       $31,365.18
29-Mar-99     $12,782       $32,038.92
30-Mar-99     $12,594       $31,810.88
31-Mar-99     $12,651       $31,459.58
01-Apr-99     $12,600       $31,640.82
02-Apr-99     $12,600       $31,640.82
03-Apr-99     $12,600       $31,640.82
04-Apr-99     $12,600       $31,640.82
05-Apr-99     $12,693       $32,311.12
06-Apr-99     $12,594       $32,233.40
07-Apr-99     $12,506       $32,460.08
08-Apr-99     $12,514       $32,879.50
09-Apr-99     $12,658       $32,986.41
10-Apr-99     $12,658       $32,986.41
11-Apr-99     $12,658       $32,986.41
12-Apr-99     $12,784       $33,238.29
13-Apr-99     $12,756       $33,024.08
14-Apr-99     $12,731       $32,501.67
15-Apr-99     $12,753       $32,365.00
16-Apr-99     $12,751       $32,270.83
17-Apr-99     $12,751       $32,270.83
18-Apr-99     $12,751       $32,270.83
19-Apr-99     $12,682       $31,548.83
20-Apr-99     $12,646       $31,957.18
21-Apr-99     $12,952       $32,691.68
22-Apr-99     $12,925       $33,247.95
23-Apr-99     $12,853       $33,199.50
24-Apr-99     $12,853       $33,199.50
25-Apr-99     $12,853       $33,199.50
26-Apr-99     $12,907       $33,277.56
27-Apr-99     $13,006       $33,345.09
28-Apr-99     $12,936       $33,056.68
29-Apr-99     $12,767       $32,864.82
30-Apr-99     $12,697       $32,677.86
01-May-99     $12,697       $32,677.86
02-May-99     $12,697       $32,677.86
03-May-99     $12,807       $33,153.89
04-May-99     $12,669       $32,600.32
05-May-99     $12,770       $32,982.40
06-May-99     $12,902       $32,611.18
07-May-99     $12,773       $32,928.27
08-May-99     $12,773       $32,928.27
09-May-99     $12,773       $32,928.27
10-May-99     $12,881       $32,822.36
11-May-99     $13,003       $33,199.27
12-May-99     $13,109       $33,411.18
13-May-99     $13,213       $33,499.09
14-May-99     $13,135       $32,771.23
15-May-99     $13,135       $32,771.23
16-May-99     $13,135       $32,771.23
17-May-99     $13,104       $32,813.54
18-May-99     $13,174       $32,664.55
19-May-99     $13,387       $32,933.13
20-May-99     $13,341       $32,802.52
21-May-99     $13,237       $32,593.55
22-May-99     $13,237       $32,593.55
23-May-99     $13,237       $32,593.55
24-May-99     $13,276       $32,014.57
25-May-99     $13,197       $31,470.03
26-May-99     $13,065       $31,973.34
27-May-99     $12,963       $31,405.38
28-May-99     $12,994       $31,906.22
29-May-99     $12,994       $31,906.22
30-May-99     $12,994       $31,906.22
31-May-99     $12,994       $31,906.22
01-Jun-99     $12,833       $31,721.40
02-Jun-99     $12,843       $31,741.40
03-Jun-99     $12,867       $31,857.74
04-Jun-99     $12,904       $32,549.84
05-Jun-99     $12,904       $32,549.84
06-Jun-99     $12,904       $32,549.84
07-Jun-99     $13,098       $32,717.10
08-Jun-99     $13,009       $32,296.75
09-Jun-99     $13,081       $32,331.27
10-Jun-99     $12,988       $31,943.68
11-Jun-99     $12,975       $31,725.63
12-Jun-99     $12,975       $31,725.63
13-Jun-99     $12,975       $31,725.63
14-Jun-99     $12,899       $31,735.05
15-Jun-99     $12,964       $31,910.82
16-Jun-99     $13,073       $32,629.28
17-Jun-99     $13,246       $32,863.55
18-Jun-99     $13,257       $32,935.75
19-Jun-99     $13,257       $32,935.75
20-Jun-99     $13,257       $32,935.75
21-Jun-99     $13,394       $33,087.43
22-Jun-99     $13,446       $32,765.70
23-Jun-99     $13,529       $32,696.93
24-Jun-99     $13,461       $32,273.16
25-Jun-99     $13,389       $32,261.71
26-Jun-99     $13,389       $32,261.71
27-Jun-99     $13,389       $32,261.71
28-Jun-99     $13,505       $32,659.62
29-Jun-99     $13,551       $33,153.04
30-Jun-99     $13,677       $33,676.96
01-Jul-99     $13,975       $33,880.91
02-Jul-99     $13,997       $34,132.63
03-Jul-99     $13,997       $34,132.63
04-Jul-99     $13,997       $34,132.63
05-Jul-99     $13,997       $34,132.63
06-Jul-99     $14,116       $34,060.35
07-Jul-99     $14,150       $34,257.43
08-Jul-99     $14,116       $34,224.25
09-Jul-99     $14,181       $34,441.71
10-Jul-99     $14,181       $34,441.71
11-Jul-99     $14,181       $34,441.71
12-Jul-99     $14,125       $34,339.17
13-Jul-99     $14,110       $34,204.59
14-Jul-99     $14,172       $34,318.58
15-Jul-99     $14,287       $34,599.75
16-Jul-99     $14,290       $34,824.93
17-Jul-99     $14,290       $34,824.93
18-Jul-99     $14,290       $34,824.93
19-Jul-99     $14,137       $34,551.98
20-Jul-99     $13,979       $33,802.18
21-Jul-99     $14,043       $33,857.75
22-Jul-99     $13,964       $33,408.56
23-Jul-99     $13,949       $33,309.63
24-Jul-99     $13,949       $33,309.63
25-Jul-99     $13,949       $33,309.63
26-Jul-99     $13,880       $33,084.28
27-Jul-99     $13,916       $33,454.46
28-Jul-99     $14,008       $33,520.20
29-Jul-99     $13,968       $32,927.50
30-Jul-99     $13,944       $32,625.41
31-Jul-99     $13,944       $32,625.41
01-Aug-99     $13,944       $32,625.41
02-Aug-99     $13,913       $32,609.06
03-Aug-99     $13,837       $32,465.98
04-Aug-99     $13,696       $32,057.04
05-Aug-99     $13,776       $32,265.25
06-Aug-99     $13,685       $31,941.40
07-Aug-99     $13,685       $31,941.40
08-Aug-99     $13,685       $31,941.40
09-Aug-99     $13,755       $31,880.70
10-Aug-99     $13,746       $31,479.62
11-Aug-99     $13,989       $31,991.45
12-Aug-99     $13,954       $31,899.92
13-Aug-99     $14,111       $32,626.55
14-Aug-99     $14,111       $32,626.55
15-Aug-99     $14,111       $32,626.55
16-Aug-99     $14,033       $32,703.42
17-Aug-99     $14,112       $33,032.72
18-Aug-99     $14,213       $32,757.83
19-Aug-99     $14,206       $32,532.06
20-Aug-99     $14,251       $32,852.12
21-Aug-99     $14,251       $32,852.12
22-Aug-99     $14,251       $32,852.12
23-Aug-99     $14,328       $33,432.79
24-Aug-99     $14,289       $33,513.61
25-Aug-99     $14,363       $33,965.54
26-Aug-99     $14,255       $33,479.70
27-Aug-99     $14,183       $33,144.66
28-Aug-99     $14,183       $33,144.66
29-Aug-99     $14,183       $33,144.66
30-Aug-99     $14,239       $32,552.38
31-Aug-99     $14,277       $32,464.00
01-Sep-99     $14,353       $32,733.39
02-Sep-99     $14,099       $32,439.69
03-Sep-99     $14,354       $33,378.49
04-Sep-99     $14,354       $33,378.49
05-Sep-99     $14,354       $33,378.49
06-Sep-99     $14,354       $33,378.49
07-Sep-99     $14,323       $33,214.48
08-Sep-99     $14,439       $33,062.80
09-Sep-99     $14,590       $33,149.19
10-Sep-99     $14,612       $33,247.58
11-Sep-99     $14,612       $33,247.58
12-Sep-99     $14,612       $33,247.58
13-Sep-99     $14,566       $33,070.11
14-Sep-99     $14,406       $32,877.46
15-Sep-99     $14,095       $32,427.86
16-Sep-99     $14,089       $32,442.30
17-Sep-99     $14,046       $32,859.57
18-Sep-99     $14,046       $32,859.57
19-Sep-99     $14,046       $32,859.57
20-Sep-99     $13,960       $32,862.86
21-Sep-99     $13,750       $32,175.18
22-Sep-99     $13,866       $32,247.99
23-Sep-99     $13,657       $31,507.44
24-Sep-99     $13,514       $31,432.39
25-Sep-99     $13,514       $31,432.39
26-Sep-99     $13,514       $31,432.39
27-Sep-99     $13,746       $31,578.80
28-Sep-99     $13,732       $31,559.31
29-Sep-99     $13,640       $31,221.05
30-Sep-99     $13,804       $31,578.86
01-Oct-99     $13,879       $31,582.01
02-Oct-99     $13,804       $31,582.01
03-Oct-99     $13,879       $31,582.01
04-Oct-99     $14,082       $32,119.47
05-Oct-99     $14,100       $32,040.71
06-Oct-99     $14,325       $32,638.07
07-Oct-99     $14,245       $32,447.62
08-Oct-99     $14,209       $32,900.24
09-Oct-99     $14,209       $32,900.24
10-Oct-99     $14,209       $32,900.24
11-Oct-99     $14,280       $32,880.29
12-Oct-99     $14,115       $32,334.37
13-Oct-99     $13,788       $31,659.77
14-Oct-99     $13,788       $31,607.42
15-Oct-99     $13,384       $30,720.58
16-Oct-99     $13,384       $30,720.58
17-Oct-99     $13,384       $30,720.58
18-Oct-99     $13,366       $30,886.32
19-Oct-99     $13,557       $31,063.40
20-Oct-99     $13,533       $31,757.63
21-Oct-99     $13,390       $31,614.65
22-Oct-99     $13,608       $32,059.24
23-Oct-99     $13,608       $32,059.24
24-Oct-99     $13,608       $32,059.24
25-Oct-99     $13,496       $31,861.76
26-Oct-99     $13,427       $31,573.10
27-Oct-99     $13,382       $31,940.08
28-Oct-99     $13,693       $33,072.25
29-Oct-99     $13,592       $33,577.21
30-Oct-99     $13,592       $33,577.21
31-Oct-99     $13,592       $33,577.21
01-Nov-99     $13,325       $33,360.49
02-Nov-99     $13,433       $33,203.73
03-Nov-99     $13,544       $33,385.89
04-Nov-99     $13,614       $33,576.21
05-Nov-99     $13,571       $33,763.66
06-Nov-99     $13,571       $33,763.66
07-Nov-99     $13,571       $33,763.66
08-Nov-99     $13,670       $33,933.83
09-Nov-99     $13,565       $33,651.37
10-Nov-99     $13,546       $33,856.68
11-Nov-99     $13,676       $34,053.89
12-Nov-99     $13,752       $34,416.89
13-Nov-99     $13,752       $34,416.89
14-Nov-99     $13,752       $34,416.89
15-Nov-99     $13,983       $34,376.46
16-Nov-99     $14,293       $35,010.08
17-Nov-99     $14,417       $34,784.76
18-Nov-99     $14,907       $35,137.47
19-Nov-99     $14,723       $35,065.04
20-Nov-99     $14,723       $35,065.04
21-Nov-99     $14,723       $35,065.04
22-Nov-99     $14,881       $35,039.35
23-Nov-99     $14,585       $34,639.03
24-Nov-99     $14,620       $34,946.10
25-Nov-99     $14,620       $34,946.10
26-Nov-99     $14,590       $34,937.27
27-Nov-99     $14,590       $34,937.27
28-Nov-99     $14,590       $34,937.27
29-Nov-99     $14,622       $34,725.97
30-Nov-99     $14,614       $34,259.80
01-Dec-99     $14,584       $34,484.53
02-Dec-99     $14,595       $34,764.09
03-Dec-99     $14,627       $35,362.71
04-Dec-99     $14,627       $35,362.71
05-Dec-99     $14,627       $35,362.71
06-Dec-99     $14,769       $35,117.77
07-Dec-99     $14,787       $34,768.94
08-Dec-99     $14,634       $34,641.56
09-Dec-99     $14,555       $34,746.53
10-Dec-99     $14,723       $34,966.96
11-Dec-99     $14,723       $34,966.96
12-Dec-99     $14,723       $34,966.96
13-Dec-99     $14,581       $34,922.69
14-Dec-99     $14,446       $34,625.78
15-Dec-99     $14,384       $34,877.68
16-Dec-99     $14,513       $35,013.88
17-Dec-99     $14,518       $35,070.54
18-Dec-99     $14,518       $35,070.54
19-Dec-99     $14,518       $35,070.54
20-Dec-99     $14,504       $34,998.30
21-Dec-99     $14,628       $35,377.16
22-Dec-99     $14,594       $35,447.95
23-Dec-99     $14,883       $35,996.53
24-Dec-99     $14,883       $35,996.53
25-Dec-99     $14,883       $35,996.53
26-Dec-99     $14,883       $35,996.53
27-Dec-99     $15,029       $35,965.67
28-Dec-99     $15,047       $35,979.79
29-Dec-99     $15,158       $36,127.69
30-Dec-99     $15,166       $36,153.24
31-Dec-99     $15,155       $36,271.54
01-Jan-00     $15,155       $36,271.54
02-Jan-00     $15,155       $36,271.54
03-Jan-00     $15,189       $35,925.45
04-Jan-00     $14,899       $34,549.06
05-Jan-00     $14,900       $34,618.51
06-Jan-00     $15,144       $34,658.51
07-Jan-00     $15,459       $35,597.42
08-Jan-00     $15,459       $35,597.42
09-Jan-00     $15,459       $35,597.42
10-Jan-00     $15,617       $35,996.45
11-Jan-00     $15,594       $35,527.30
12-Jan-00     $15,572       $35,373.62
13-Jan-00     $15,921       $35,804.10
14-Jan-00     $15,853       $36,186.18
15-Jan-00     $15,853       $36,186.18
16-Jan-00     $15,853       $36,186.18
17-Jan-00     $15,853       $36,186.18
18-Jan-00     $15,993       $35,939.30
19-Jan-00     $16,323       $35,959.67
20-Jan-00     $16,426       $35,704.63
21-Jan-00     $16,366       $35,600.65
22-Jan-00     $16,366       $35,600.65
23-Jan-00     $16,366       $35,600.65
24-Jan-00     $15,797       $34,617.14
25-Jan-00     $15,852       $34,828.13
26-Jan-00     $16,021       $34,683.85
27-Jan-00     $16,017       $34,550.26
28-Jan-00     $15,456       $33,601.62
29-Jan-00     $15,456       $33,601.62
30-Jan-00     $15,456       $33,601.62
31-Jan-00     $15,341       $34,449.07


                                   MANAGEMENT

American Heritage Management Corporation (AHMC ), 1370 Avenue of the Americas, New York, New York 10019 has been our investment adviser since our inception. Since 1990, AHMC has provided investment advice to The American Heritage Fund, Inc. AHMC provides continuous investment advice to us and places orders for purchases and sales of our securities.

We make our investment decisions based upon advice furnished to us by AHMC.

For the fiscal year ended January 31, 2000, the investment advisory fee represented 1.25% of our average net assets without giving effect to the waiver of a portion of the fee by AHMC.


Heiko H. Thieme is our portfolio manager and has been primarily responsible for the day-to-day management of our portfolio since our inception. Mr. Thieme also renders investment advice to one U.S. and two foreign investment companies and is the Chief Executive Officer of a securities broker-dealer.



We and AHMC have adopted Codes of Ethics governing personal securities transactions. Under the Codes, our personnel and personnel of AHMC may purchase and sell securities (including securities held by us) subject to certain reporting requirements and other procedures.


                                PRICING OF SHARES


The price at which you buy and redeem our shares is the net asset value (NAV) per share. The NAV represents the value of our total assets less our liabilities. The NAV per share is generally calculated as of the close of the regular trading session of the New York Stock Exchange (generally 4 P.M. Eastern
Time). Our shares will not be priced on the days when the New York Stock Exchange is closed for trading such as weekends and certain national holidays. In calculating the NAV, portfolio securities will be valued at market value when there is a reliable quotation available for the securities. The value of all other assets will be determined by our Board of Directors at amounts which it thinks represent their fair value.



                          PROCEDURES FOR BUYING SHARES



The minimum investment requirements to purchase our shares are:


----------------------------------------------------------------------------------------------------
                                        Opening the Account                  Adding to the Account
----------------------------------------------------------------------------------------------------
Regular Accounts                              $1,000                                 $500
----------------------------------------------------------------------------------------------------
IRAs, Custodian Accounts                        500                                   500
and Keogh Accounts
----------------------------------------------------------------------------------------------------

We may change these minimum investment amounts at any time and we can refuse any purchase order that might adversely affect our operations.


Once we accept your order to purchase, the purchase price will be the next calculated NAV per share. You pay no sales load for buying shares. We will not issue share certificates. Each purchase of shares will be confirmed in writing to the purchaser.



You may buy shares in any of these ways:


BY TELEPHONE


Call 1-800-828-5050 to buy our shares. We must receive your payment within three business days of your order. To meet this deadline, you may send a check by overnight mail or wire payment, or you may make an electronic transfer through your bank.

BY MAIL

Mail your application and check to:

                        American Heritage Growth Fund, Inc.
                        Location 0367
                        Cincinnati, OH 45264-0367


If you purchase additional shares, you must send a completed investment slip together with a check that has your account number on it.


THROUGH CERTAIN BROKER-DEALERS


Our shares may be purchased through certain registered broker-dealers. We impose no sales load or service charge, but the broker-dealers may make a charge to investors for their services. The charge and services may vary in amount among broker-dealers, some of which may impose higher initial or subsequent investment requirements than those established by us.


BY COURIER

Deliver your application and check to:

                        American Heritage Growth Fund, Inc.
                        c/o Firstar Bank, N.A.
                        425 Walnut Street
                        Mutual Fund Custodian Department
                        Cincinnati, OH 45202

If you purchase additional shares, you must send a completed investment slip together with a check that has your account number on it.


                         PROCEDURES FOR REDEEMING SHARES



Any shareholder may redeem his or her shares by making a written request directly to our Transfer Agent, American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788. Redemptions may be made by telephone upon the request of certain financial institutions who are holders of record of shares issued by us, within our sole discretion. We have instructed our Transfer Agent to confirm the authenticity of any such request for redemption by telecopier and telephone. Proceeds of redemptions made by telephone will be sent only to the respective financial institution making the request. In the event that a telephone redemption which is honored by us is unauthorized or fraudulent, we could sustain losses.



The redemption price will be the NAV per share next determined by us following receipt of a proper request for redemption. There is no redemption charge imposed by us.

Payment for shares redeemed will normally be made within seven days after receipt of a proper written request. Payment will not be mailed before clearance of the purchaser's check. The determination of the NAV and the right of redemption may be suspended or the payment date postponed when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or the Exchange is closed for other than customary weekend and holiday closings; (b) when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by us of securities we own is not reasonably practicable, or it is not reasonably practicable for us fairly to determine the value of its net assets; or (c) when the Securities and Exchange Commission by Order so permits for the protection of the our shareholders.



All proper requests for redemption of shares must be signed by all registered owners exactly as registered, including fiduciary titles, if any, with signatures guaranteed by a member of a national securities exchange or a United States commercial bank or a foreign bank having a New York City correspondent.


                             DISTRIBUTIONS AND TAXES


We intend to distribute as dividends our net investment income, if any, and distribute any net capital gains that we realize once a year. Your distributions will be reinvested in our shares unless you instruct us otherwise in writing. There are no fees or sales charges on reinvestments. Dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been one of our shareholders and whether you reinvest your distributions or take them in cash.



The tax status of your dividends and distributions will be detailed in your annual tax statement from us. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Except in tax-advantaged accounts, any redemption, sale or exchange shares may generate a tax liability.

                              SHAREHOLDER SERVICES

We offer the following shareholder services. For further details, please write or call us.

EXCHANGE PRIVILEGE


A shareholder has the privilege of exchanging our shares for shares of The American Heritage Fund, Inc. (AHF) by written notice to our Transfer Agent subject to the following:


       - Shares of AHF must be eligible for sale in the state of residence of the shareholder.

       - Shareholders may only exchange between accounts that are registered in the same name, address, and have the same taxpayer identification number.

       - A shareholder must have received a current Prospectus of AHF before the exchange.


       - Both we and AHF reserve the right to temporarily or permanently terminate the exchange privilege.


Exchanges may have tax consequences and you may wish to consult with your tax advisor before making any exchange.

AUTOMATIC WITHDRAWAL PLAN


With an Automatic Withdrawal Plan, a shareholder can arrange for automatic distributions to be made monthly or quarterly in amounts not less than $1,000. An Automatic Withdrawal Plan may neither be opened nor maintained by a shareholder holding our shares having a value of less than $50,000.


IRA AND KEOGH PLANS

A prototype defined contribution retirement plan and individual retirement account is available. Certain charges are imposed by Firstar Bank, N.A. and American Data Services, Inc. and shareholders should carefully review all documents provided in connection with such plan or account.

                          CUSTODIAN AND TRANSFER AGENT


Firstar Bank, N.A. 425 Walnut Street, Cincinnati, Ohio 45202 is the Custodian of our portfolio securities and monies.



American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York 11788 is our Transfer Agent.



Neither the Custodian nor the Transfer Agent performs any managerial or policy-making functions for us.

PROSPECTUS

                       AMERICAN HERITAGE GROWTH FUND, INC.

                                   ----------

Our Statement of Additional Information (SAI) includes additional information about us. Additional information about our investments is available in our annual and semi-annual reports to shareholders. The SAI and the annual and semi-annual reports are available, without charge, upon request. You may call us at 800-828-5050 to request the SAI; to request our annual report, to request our semi-annual report; to request other information about us; and to make shareholder inquiries.

The SAI, including the annual report, is incorporated by reference into this prospectus.


Information about us, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about us are available on the EDGAR database on the Commission's Internet site at http:/www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.



                        *_______*, 2000


                     Our Investment Company Act of 1940 file number is 811-8386.

                      AMERICAN HERITAGE GROWTH FUND, INC.
--------------------------------------------------------------------------------
          Mail to: American Heritage Growth Fund, Inc., Location 0637,
                          Cincinnati, Ohio 45264-0637
      (DO NOT USE THIS FORM FOR IRA PLANS. Please request separate forms)
================================================================================
Complete only the applicable sections which will tell us how your account should be registered.

ACCOUNT        [ ] Individual
REGISTRATION                        ---------------------------------------------------------------------------------------
                                    First Name                      Middle Name                   Last Name

               [ ] Joint Tenant
                                    ---------------------------------------------------------------------------------------
                                    First Name                      Middle Name                   Last Name

               [ ] Gifts to Minors                                      As Custodian For
                                    ------------------------------------                 ----------------------------------
                                    Name of Custodian (only 1 permitted)                 Name of Minor (only 1 permitted)

                                    UNDER THE                       UNIFORM GIFT TO MINORS
                                             -----------------------
                                                      State

               [ ] Corporations,
                   Trusts &         ----------------------------------------------------------------------------------------
                   Others           Name of corporation or partnership. If a trust, include the name(s) of trustees in which account will be registered and the date of the trust investment. An account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.

============================================================================================================================
ADDRESS
                                    ----------------------------------------------------------
                                         Street

                                                                          (     )
                                    ----------------------------------------------------------
                                         City                             Home Phone Number


                                                                          (     )
                                    ----------------------------------------------------------
                                         State          Zip Code          Business Phone Number

============================================================================================================================
INVESTMENT      $                  (Minimum initial $1,000.--Subsequent Investments of $500 or more.) Make checks payable
                 ---------------   to American Heritage Growth Fund, Inc. Application is not needed for subsequent investments.

============================================================================================================================
DISTRIBUTIONS   Reinvest all income and capital gain distributions in additional shares of the Fund unless this box is checked.
                [ ] Pay dividends and capital gain distributions in cash. If any dividend or capital gain distribution check addressed and sent to (me)(us) is returned to you, you hereby are authorized to invest the proceeds of that check in Fund shares at the net asset value next determined after receipt by you of the returned check. In such event (I)(we) understand and agree that all subsequent dividend and capital gain distributions automatically will be reinvested in Fund shares unless and until (I)(we) has signed and filed with you a new request to receive dividends and capital gain distributions in cash.
============================================================================================================================

TAX IDENTIFICATION CERTIFICATION

     Because of important changes made to the Internal Revenue Code in 1983, we must be certain that we have a record of your correct Social Security or other Taxpayer Identification Number. If you have not certified that you have provided us with the correct number, your account will be subject to special Federal income tax withholding of 20% of dividends and other payments. To avoid this, please fill in your Social Security or Taxpayer Identification Number.

     -------------------------------------------------

     -------------------------------------------------                  -------------------------------------------
     Social Security or Taxpayer Identification Number                       Citizenship--If other than U.S.A.

If appropriate, check one of the following boxes:
[ ] I have been notified by the IRS that I am subject to backup withholding for failure to report all interest or dividends.
[ ] I do not have a Social Security Number or Taxpayer Identification Number, but I have applied for or intend to apply for one. I understand that if I do not provide this number within 60 days, the required 20% withholding will begin.
[ ] I am exempt because I am a Non-Resident Alien (not a U.S. citizen or U.S.
    resident), a foreign corporation, partnership, estate or trust, and, as a result, I am not required to submit a number.
[ ] I am an exempt recipient (see explanation below)

If you are an exempt recipient, you must certify your Tax Identification Number as well as your exempt status to prevent withholding. A partial listing of exempt recipients follows. For further information, see Internal Revenue Code Sec. 3452 or consult your tax advisor.

     - Retirement Plans                               - Common Trust Funds
     - Corporations                                   - Financial Institutions
     - Colleges, Churches, Charitable Organizations   - Registered Securities Dealers
     - Agents, Fiduciaries, Middlemen

------------------------------------------------------------------------------
SIGNATURE      I understand and agree that:
               (1)  This application is subject to your acceptance or
                    rejection.
               (2)  All shares will be purchased at the net asset value next determined after receipt and acceptance.
               (3)  The Fund has the right to redeem shares held in my account to reimburse the Fund for any loss it has sustained if my check for the purchase of or subscription for the Fund shares is dishonored, regardless of whether the undersigned was already an existing shareholder at the time of such purchase or subscription.
               (4)  Under penalties of perjury, I certify that the information
                    I have provided in this application under the caption TAX IDENTIFICATION CERTIFICATION is true, correct, and complete.
               I acknowledge receipt of your Prospectus and I understand that all of its terms and provisions are incorporated herein by reference.

X
 -----------------------------------------------------------------------------
 Signature of Individual and Joint Tenant or Custodian, Corporate Officer or Trustee.

-----------------------------------------    ----------------------
 Title of Corporate Officer or Trustee       Date

WHERE DID YOU FIRST LEARN ABOUT THE AMERICAN HERITAGE GROWTH FUND?
                                                                  ------------

------------------------------------------------------------------------------

                                     PART B

                       AMERICAN HERITAGE GROWTH FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


            This Statement of Additional Information, which is not a prospectus, relates to the prospectus of American Heritage Growth Fund, Inc dated _______, 2000 as it may be revised from time to time. To obtain a free copy of the prospectus, please write to us at 1370 Avenue of the Americas, New York, NY 10019 or call us at 1-800-828-5050.


            Our most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information unless the information has been previously delivered in a shareholder report. The shareholder reports are available, without charge, upon request by calling us at 1-800-828-5050. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                  _______, 2000

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUND                                                 3

CERTAIN INVESTMENTS, TECHNIQUES AND RISKS                               3

CERTAIN INVESTMENT RESTRICTIONS                                         6

MANAGEMENT                                                              7

BROKERAGE ALLOCATIONS AND OTHER PRACTICES                               9

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                    10

DIVIDENDS, DISTRIBUTIONS AND TAXES                                     11

INVESTMENT ADVISORY AND OTHER SERVICES                                 12

RETURNS                                                                13

CUSTODIAN                                                              14

INDEPENDENT ACCOUNTANTS                                                14

TRANSFER AGENT                                                         14

INFORMATION ABOUT THE FUND                                             14

FINANCIAL STATEMENTS                                                   15

                             DESCRIPTION OF THE FUND

            The Fund is a New York Corporation having been formed on February 14, 1994. The Fund is an open-end, management investment company, known as a mutual fund. Because the Fund is a diversified investment company, at least 75% of the value of our total assets will be represented by cash and cash items, Government securities and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any one issuer. The foregoing limitation is applied solely at the time of the purchase of a particular security.

                    CERTAIN INVESTMENTS, TECHNIQUES AND RISKS


            We may invest in convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities may be subordinate to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


            Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

            There can be no assurance of current income from convertible securities because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

            The Fund may purchase high yield debt securities which are not investment grade, including securities referred to as "junk bonds." An economic downturn or increase in interest rates is likely to have an adverse effect on the high yield securities market. The widespread expansion of government, consumer and corporate debt within the United States economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. The prices of high yield securities have been found to be less sensitive to interest rate changes than are those of higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect the ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In periods of economic uncertainty and change, increased volatility of market prices of high yield securities can be expected. To the extent that there is no established retail secondary market, there may be thin trading of high yield securities. In the absence of readily available market quotations, the valuation of high yield securities held by the Fund will be determined by the Fund's Board of Directors. The fulfillment of such responsibility may become difficult and judgment will play a greater role in valuation because there may be less reliable, objective data available.

            The Fund may purchase securities issued by companies organized in foreign countries. The foreign countries may have either developed or emerging markets. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors cannot purchase or redeem shares of the Fund. Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

            When the Fund believes that a temporary defensive position is desirable, the Fund may invest in debt securities, including securities of the United States Government and its instrumentalities, or retain cash or cash equivalents. Temporary defensive positions may be desirable during times of generally falling prices of equity securities or during times when the Fund believes that falling prices will shortly occur. Debt securities and cash equivalents may include short-term commercial paper, certificates of deposit, time deposits and repurchase agreements.

            The Fund may invest in securities issued by other investment companies to the extent consistent with its investment objective. Under the Investment Company Act of 1940 (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the Fund's total assets with respect to any one investment company and (c) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

            The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation on the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund. The loan is collateralized by the value of the underlying security. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.

            The Fund may write covered call options. A call option permits its holder to purchase the securities of an issuer at a predetermined price. A call option is considered to be "covered" if, at the time the option is written, the Fund owns the securities (or securities convertible into the securities without additional consideration) against which the call option is written and will continue to own those securities during the time that the Fund is obligated under the option. The Fund anticipates that most of the options written by the Fund will be for a duration of not more than nine months. Through the receipt of the option premium, the Fund may mitigate the effect of a price decline. Because the Fund must be prepared to deliver the securities which are the subject of the call option at a predetermined price even if their value has increased, the Fund will relinquish some ability to participate in price increases in those securities.

            Although the Fund may not invest in securities as to which a liquid trading market does not exist, certain securities held by the Fund may become illiquid. As to these securities, the Fund will be subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. In addition, the presence of illiquid securities held by the Fund could adversely affect the Fund's ability to make cash redemptions.

            The Fund may borrow money from banks for temporary or defensive reasons. The Fund's net asset value per share may be subject to greater fluctuation during any time that the Fund has borrowed money.

                         CERTAIN INVESTMENT RESTRICTIONS

            The Fund's investment objective is a fundamental policy. Fundamental policies cannot be changed without approval by the holders of the lesser of (a) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. In addition, the Fund has adopted investment restrictions numbered 1 through 16 as fundamental policies. The other investment restrictions are not fundamental policies and may be changed by the Fund without shareholder approval. The Fund may not:

1. Issue any of its securities (a) for services, or (b) for property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its security holders or in connection with a reorganization;

2. Issue senior securities, except that the Fund may establish additional series of shares and borrow from any bank;

3.     Invest in companies for the purpose of exercising control or management;

4. Purchase or sell commodities or commodity contracts, including futures contracts;

5. Borrow money except from banks and only for temporary or emergency purposes, but not in amounts exceeding 33 1/3% of the Fund's net assets. Any borrowings in excess of that amount will be reduced within three business days to comply with such limitation.

6. Loan money to other persons, except that the Fund may (a) enter into repurchase agreements, (b) invest in debentures, bonds or similar governmental or corporate obligations of types commonly distributed publicly or privately to financial institutions and (c) purchase debt securities which are convertible into equity securities of an issuer without regard to whether such debt securities are types commonly distributed publicly or privately to financial institutions.

7. Invest in oil, gas and other mineral leases, but the Fund shall not be prohibited from investing in marketable securities of companies investing in such leases.

8. Invest in real estate or real estate mortgage loans, but the Fund shall not be prohibited -from investing in marketable securities of companies engaged in real estate activities or investments other than real estate limited partnerships.

9.     Make short sales.

10.    Invest in illiquid securities.

11.    Underwrite securities issued by others.

12. Invest more than 25% of the value of its total assets in securities of companies engaged in a particular industry.

13.    Purchase options written by others.

14. Investmore than 5% of the value of the Fund's net assets in high yield debt securities which are not investment grade, including securities referred to as "junk bonds."

15. Invest more than 35% of the value of its total assets in securities issued by foreign companies.

16. Acquire time deposits if more than 10% of the value of the Fund's net assets will be invested in time deposits or the time deposits cannot be liquidated within seven days.

17. Purchase securities (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be represented by issuers that, including predecessors, have then been in continuous operation for less than three years.

18. Purchase securities of other investment companies unless purchased without the payment of any fee or charge other than regular brokerage commissions. In addition, the Fund will not purchase securities of any other open-end investment company other than for the purpose of seeking a return on the Fund's uninvested cash balance.

19.    Purchase warrants.

All of the foregoing percentages are applicable only at the time of investment. A later increase or decrease in percentage resulting from a change in values or net assets will not constitute a violation of any restriction.

                                   MANAGEMENT

      The Fund's Board of Directors is responsible for the management of the Fund. The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund. The Fund does not have an advisory board.

                                              Positions Held With                 Principal Occupation(s) During
          Name and Address       Age               the Fund                             the Past Five Years
          ----------------       ---               --------                             -------------------
Heiko H. Thieme*                  56      Chairman of the Board of Directors,         Chairman of the Board of
1370 Avenue of the Americas               Chief Executive Officer and Secretary       Directors, Chief Executive
New York, NY                                                                          Officer and Secretary of the
                                                                                      Fund and The American
                                                                                      Heritage Fund, Inc. Chief
                                                                                      Executive Officer of American
                                                                                      Heritage Management
                                                                                      Corporation and Thieme
                                                                                      Associates, Inc. (investment
                                                                                      advisor). Chief Executive
                                                                                      Officer of Thieme Securities,
                                                                                      Inc. (broker-dealer) and
                                                                                      Thieme Consulting, Inc. Chief
                                                                                      Executive Officer of Thieme
                                                                                      Fonds International (foreign
                                                                                      investment company) and The
                                                                                      Global Opportunity Fund
                                                                                      Limited (foreign investment
                                                                                      company) and their respective
                                                                                      investment advisors.

Stephen P. Swope                  63      Director                                    Mr. Swope has been retired for
75 Club Road                                                                          more than five years.
Riverside, CT

Eugene Sarver                     56      Director                                    Sole proprietor of Sarver
241 W. 97th St.                                                                       International (financial and
New York, NY                                                                          economic consulting) and
                                                                                      Associate of Intercap
                                                                                      Investments, Inc. since  1996.
                                                                                      Prior to that time, Associate
                                                                                      Professor of Finance of Lubin
                                                                                      School of Business - Graduate
                                                                                      Division, Pace University.





* An "interested person" as defined in the Investment Company Act of 1940.


      Dr. Sarver and Mr. Thieme have served as members of the Board of Directors since 1994. Mr. Swope became a member of the Board of Directors in 1999. Each of the Fund's Directors is also a member of the Board of Directors of The American Heritage Fund, Inc. (AHF).


      Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, has provided consulting services to companies whose securities are held by the Fund for compensation. Similar arrangements may be made with other companies whose securities may become held by the

Fund.


      During the fiscal year ended January 31, 2000, no compensation was paid by the Fund to its officers or Directors.



      From time to time, the Fund and AHF, two foreign investment companies and other clients of affiliated persons of American Heritage Management Corporation, the Fund's investment advisor, (AHMC) may hold securities issued by the same company. When the Fund and those investors are engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by management to be fair to each of them.


                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

      AHMC places orders with brokers and dealers for the purchase and sale of securities for the Fund's portfolio. In performing this service, AHMC is required to place orders with the primary objective of obtaining the most favorable price and a reasonable execution for the Fund. Subject to this consideration, the brokers selected include those that supplement AHMC's research with statistical data, investment information, economic facts and opinions or provide quotation services. Information so received is in addition to and not in lieu of services required to be performed by AHMC and AHMC's fee is not reduced as a consequence of the receipt of supplemental information. Such information may be useful to AHMC in serving both the Fund and AHF and, conversely, supplemental information obtained by the placement of orders for AHF maybe useful to AHMC in carrying out its obligation to the Fund. Brokers may also be selected based upon their sales of shares of the Fund. Normally, over-the-counter transactions will be executed on a principal basis with a broker-dealer who makes a market in or is otherwise a traditional source of the security traded except in those cases in which the Fund can obtain a better price or execution on an agency basis. Transactions executed on an agency basis involve the payment of a brokerage commission.

      Section 28(e) of the Securities Exchange Act of 1934 permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer which supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of the commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody.

      AHMC may cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for such services. Research services so received by AHMC may be used by AHMC for the benefit of the Fund or any other client of AHMC. AHMC is of the opinion that the continued receipt of supplemental investment research services from broker-dealers will be essential to its provision of portfolio management services to the Fund. AHMC has represented that such commissions will not be paid by the Fund unless (a) AHMC determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction, (b) such payment is made in compliance with Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of AHMC, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term. The overall reasonableness of brokerage commissions paid is evaluated by AHMC based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

      It is anticipated that a substantial portion of the Fund's portfolio transactions will be allocated to Thieme Securities, Inc. (TSI). Heiko H. Thieme is the Chief Executive Officer and sole shareholder of TSI. Except for executing portfolio transactions, TSI is not in any other respect associated with the Fund or responsible for any investment advice or other service provided to the Fund by Mr. Thieme personally or AHMC.


      During the fiscal years ended January 31, 1998, 1999 and 2000, the Fund paid brokerage commissions of $20,271, $9,256 and $12,435, respectively, to TSI. During the fiscal year ended January 31, 2000, the commissions paid by the Fund to TSI represented approximately 88% of the total brokerage commissions paid by the Fund that year. During the same year, approximately 98% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions was effected through TSI.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      On April 25, 2000, National Financial Services, Inc., P.O. Box 3908, Church Street Station, New York, NY; Charles Nelson, 6411 Coachlight Road, Crystal Lake, IL; Cheryl Anglin, 300 Flowers Drive, Covington, GA and Jane and Jack Behrens, 1100 142 Place N.E., Bellvue, WA owned of record approximately 9.5%, 6.7%, 5.5% and 5.0% of the shares of the Fund's outstanding capital stock, respectively.



      On April 25, 2000, the Fund's officers and directors as a group owned approximately 4.4% of the Fund's equity securities.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund believes that for the fiscal year ended January 31, 1999 it qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify if qualification is in the best interests of its shareholders. Qualification relieves the Fund of any liability for Federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest the dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to the shares, any loss incurred on the sale of the shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

      Depending upon the composition of the Fund's income, if any, the entire amount or a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders. In general, dividend income from the Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares not held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-divided, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

      Ordinarily, gains or losses realized from portfolio transactions will be treated as capital gains or losses. However, a portion of the gain or loss realized from the disposition of certain non-U.S. dollar denominated securities (including debt instruments) may be treated as ordinary income or loss under
Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gains realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" include certain transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, any gain or loss realized by the Fund from certain options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of the options as well as from closing transactions. In addition, any such option remaining unexercised at the end of the Fund's taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the

Fund characterized in the manner described above.

      Offsetting positions held by the Fund involving certain futures options transactions may be considered, for tax purposes, to constitute straddles. Straddles are defined to include offsetting positions in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized as ordinary income.


      If the Fund were treated as entering into straddles by reason of its engaging in certain options transactions, such straddles could be characterized as mixed straddles if the options transactions comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.


                     INVESTMENT ADVISORY AND OTHER SERVICES

      Heiko H. Thieme may be deemed to control AHMC by virtue of his record and beneficial ownership of 90% of the outstanding capital stock thereof. Mr. Thieme is the Chairman of the Board of Directors and the Chief Executive Officer of AHMC. See "Management."


      In connection with the Fund's Investment Advisory Agreement with AHMC, AHMC provides the Fund with continuous investment advice. AHMC bears the expenses of the Fund's trading operations. All other expenses of the Fund are borne by the Fund. The Fund pays AHMC a fee which, on an annual basis, amounts to one and one-quarter percent (1.25%) of the first $100 million of the value of average daily net assets of the Fund and one percent (1%) of the value of any additional net assets. AHMC has agreed to waive any investment advisory fees to the extent that our operating expenses exceed 2.5% of our average net assets after giving effect to the payment of the fee



      During the fiscal years ended January 31, 1998, 1999 and 2000, the Fund incurred investment advisory fees to AHMC of $20,098, $12,200 and $8,828, respectively. Such fees were not paid, however, pursuant to the prior agreements with AHMC. In addition, AHMC reimbursed the Fund $124,827 and $87,810 for the respective fiscal years ended January 31, 1998 and 1999 and in connection with a prior agreement.



      During the fiscal year ended January 31, 2000, AHMC provided office space and administrative personnel utilized by the Fund for which it will not be reimbursed. AHMC is under no obligation to provide office space or personnel in the future without reimbursement.

      The Fund has entered into an agreement with American Data Services, Inc. to maintain certain books, records and other documents that the Fund is required to keep and calculate the Fund's daily net asset value. The Fund has agreed to pay a monthly fee ranging from 1/12th of .1% to 1/12th of .009% of the Fund's monthly net assets, depending on the amount of such assets. American Data Services, Inc. is also the Fund's transfer agent.

                                     RETURNS

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

      Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Morningstar, Inc., Standard & Poor's 500 Composite Stock Price Index and other industry publications. From time to time, advertising materials for the Fund may provide historical information about the Fund, AHMC and Heiko H. Thieme.

      From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, such as any U.S. monetary or fiscal policies. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement.

                                    CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Fund's Custodian. The Custodian maintains custody of the Fund's cash and securities.

                             INDEPENDENT ACCOUNTANTS

      Mathieson Aitken Jemison, LLP are the Fund's independent certified public accountants. The financial statements included herein have been examined by such firm to the extent set forth in their report.

                                 TRANSFER AGENT

      American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 is the Fund's transfer agent. The transfer agent maintains the Fund's capital stock records, effects issuances and transfers of capital stock, handles all correspondence with respect to shareholder accounts and processes redemptions.

                           INFORMATION ABOUT THE FUND

      Each Fund share has one vote, and when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Funds' performance and its shareholders. Accordingly, if the Fund determines that an investor is following a market timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently reject in whole or part any purchase, with respect to such investor's account.

      The Fund sends annual and semi-annual financial statements to all its shareholders.

                              FINANCIAL STATEMENTS

           The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

       (a)    Certificate of Incorporation.

       (b)    By-Laws..


       (c)    Not Applicable.


       (d) Investment Advisory Agreement by and between the Registrant and American Heritage Management Corporation.

       (e)    Not Applicable.

       (f)    Not Applicable.

       (g) Custodian Agreement of April 28, 1994 by and between the Registrant and Star Bank, N.A.*


       (h)    (1)    Transfer Agency and Service Agreement of April 10, 1997 by
                     and between the Registrant and American Data Services, Inc.

              (2) Fund Accounting Service Agreement of April 10, 1997 by and between the Registrant and American Data Services, Inc.


       (i)    Not applicable.

       (j)    Consent of Mathieson Aitken Jemison, LLP.

       (k)    Not Applicable.

       (l)    Not Applicable.

       (m)    Not Applicable.

       (n)    Not Applicable.

       (o)    Not Applicable.


       (p)    (1)    Code of Ethics of the Registrant



              (2) Code of Ethics of American Heritage Management Corp. Exhibit (p)(2) to Post-Effective Amendment No. 72 to the Registration Statement of The American Heritage Fund, Inc., File No. 2-11193, is hereby incorporated by reference.

--------
* Filed as an exhibit to Registration Statement on Form N-1A.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

      Not applicable.

ITEM 25.  INDEMNIFICATION

      Pursuant to the Registrant's Certificate of Incorporation and By-Laws, each director, officer and employee of the Registrant shall be indemnified by the Registrant in connection with any proceeding in which he has been made a party by reason of such capacity other than for liabilities resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Pursuant to a contract of insurance, which the Registrant proposes to obtain, each of the Registrant's directors, officers and employees and its investment advisor will be insured against claims based upon any breach of duty, neglect, error, misstatement, misleading statement, omission or act wrongfully done or attempted other than actual or alleged fraud, dishonesty criminal or malicious acts or omissions unless such allegations are subsequently disproved.

ITEM 26.  PRINCIPAL UNDERWRITERS

      Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

      As used herein, the term "records" refers to accounts, books or other documents.

      The Registrant maintains physical possession of each record set forth in Rule 31a-1(b)(1) under the Investment Company Act of 1940 (the "Act") at 1370 Avenue of the Americas, New York, New York 10019, except that records relating to receipts and deliveries of portfolio securities are in the physical possession of Firstar Bank, N.A., 425 Walnut Street, ML 5127, Cincinnati, Ohio 45202 and records relating to securities issued by the Registrant are in the physical possession of American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 ("ADS").

      The records referred to in Rule 31a-1(b)(2)(i)(a), (b) and (c) under the Act are in the physical possession of Firstar Bank, N.A.

      The records referred to in Rule 31a-1(a) and Rule 31a-1(b)(2)(i)(d), (e) and (f) under the Act are in the physical possession of ADS.

      The records referred to in Rule 31a-1(b)(2)(ii), (iii) and (iv) and Rule 31a-1(b)(3) and (8) under the Act are in the physical possession of ADS.

      The records referred to in Rule 31a-1(b)(2)(iv) and Rule 31a-1(b)(11) under the Act are in the physical possession of ADS.

      The records referred to in Rule 31a-1(b)(4), (5), (6), (7), (9),(10) and
(11) under the Act will be in the physical possession of the Registrant.

ITEM 29.  MANAGEMENT SERVICES

      Not applicable.

ITEM 30.  UNDERTAKINGS

      Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 24th day of May, 2000.


                              AMERICAN HERITAGE GROWTH FUND, INC.

                              By: /s/ Heiko H. Thieme
                                  -----------------------------------------
                                  Heiko H. Thieme, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



       Signature                              Title                                          Date
       ---------                              -----                                          ----
/s/Heiko H. Thieme                   Chief Executive Officer, Principal                            May 24, 2000
----------------------               Financial and Accounting Officer
Heiko H. Thieme                      and Director




--------------                       Director
Eugene Sarver



/s/Stephen P. Swope                  Director                                                      May 3, 2000
-------------------
Stephen P. Swope

                                  EXHIBIT INDEX

EXHIBITS

       (a)    Certificate of Incorporation.

       (b)    By-Laws..

       (c)    Not Applicable.

       (d) Investment Advisory Agreement by and between the Registrant and American Heritage Management Corporation.

       (e)    Not Applicable.

       (f)    Not Applicable.

       (g) Custodian Agreement of April 28, 1994 by and between the Registrant and Star Bank, N.A.*

       (h)    (1)    Transfer Agency and Service Agreement of April 10, 1997 by
                     and between the Registrant and American Data Services, Inc.

              (2) Fund Accounting Service Agreement of April 10, 1997 by and between the Registrant and American Data Services, Inc.

       (i)    Not applicable.

       (j)    Consent of Mathieson Aitken Jemison, LLP.

       (k)    Not Applicable.

       (l)    Not Applicable.

       (m)    Not Applicable.

       (n)    Not Applicable.

       (o)    Not Applicable.

       (p)    (1)    Code of Ethics of the Registrant

              (2) Code of Ethics of American Heritage Management Corp. Exhibit (p)(2) to Post-Effective Amendment No. 72 to the Registration Statement of The American Heritage Fund, Inc., File No. 2-11193, is hereby incorporated by reference.
--------
* Filed as an exhibit to Registration Statement on Form N-1A.